UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6452

Fidelity Union Street Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for
Fidelity® Arizona Municipal

Money Market Fund

November 30, 2006

1.810673.102

SPZ-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 96.5%
	Principal Amount	Value
Arizona - 96.1%
Apache County Indl. Dev. Auth. (Tucson Elec. Pwr. Co. Springerville Proj.) Series 1985 A, 3.52%, LOC Cr. Suisse Group, VRDN (a)	$ 5,000,000	$ 5,000,000
Arizona Health Facilities Auth. Rev.:
(Loma Sr. Living Svcs., Inc. Proj.) 3.53%, LOC Citibank NA, VRDN (a)	2,700,000	2,700,000
(Southwest Behavioral Health Services, Inc. Proj.) 3.55%, LOC JPMorgan Chase Bank, VRDN (a)	1,930,000	1,930,000
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500,000	2,500,000
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.52% (Liquidity Facility Morgan Stanley) (a)(c)	1,017,500	1,017,500
Arizona State Univ. Revs. Participating VRDN Series PT 2264, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	2,000,000	2,000,000
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series ROC II R2134, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(c)	4,965,000	4,965,000
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(c)	2,020,000	2,020,000
Arizona Wtr. Infrastructure Fin. Auth. Rev. Participating VRDN Series MS 1293, 3.52% (Liquidity Facility Morgan Stanley) (a)(c)	2,945,000	2,945,000
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 3.55%, LOC Bank of America NA, VRDN (a)(b)	2,915,000	2,915,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 3.62%, LOC Key Bank NA, VRDN (a)(b)	2,085,000	2,085,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 3.6%, tender 3/1/07 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(b)	7,500,000	7,500,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 3.71%, LOC KBC Bank NV, VRDN (a)(b)	9,600,000	9,600,000
Downtown Phoenix Hotel Corp. Rev. Participating VRDN Series LB 06 P3U, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	2,245,000	2,245,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 3.62%, LOC Key Bank NA, VRDN (a)(b)	2,100,000	2,100,000
Glendale Indl. Dev. Auth. Edl. Facilities Rev. 3.56% 4/5/07, LOC Wells Fargo Bank NA, CP	3,000,000	3,000,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.65%, tender 12/1/06, CP mode (b)	$ 1,600,000	$ 1,600,000
(Clayton Homes, Inc. Proj.) Series 1998, 3.6%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 3.55%, LOC Fannie Mae, VRDN (a)(b)	3,299,675	3,299,675
(Ranchwood Apt. Proj.) Series 2001 A, 3.53%, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(San Angelin Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (a)(b)	3,100,000	3,100,000
(San Clemente Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (a)(b)	2,700,000	2,700,000
(San Lucas Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (a)(b)	1,700,000	1,700,000
(San Martin Apts. Proj.) Series A1, 3.51%, LOC Fannie Mae, VRDN (a)(b)	5,500,000	5,500,000
(San Miguel Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (a)(b)	1,300,000	1,300,000
(San Remo Apts. Proj.) 3.51%, LOC Fannie Mae, VRDN (a)(b)	7,400,000	7,400,000
(Village Square Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (a)(b)	1,600,000	1,600,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.55% (Liquidity Facility Morgan Stanley) (a)(b)(c)	400,000	400,000
Phoenix & Pima County Participating VRDN:
Series 06 P55U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,700,000	2,700,000
Series LB 06 P29U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(b)(c)	2,600,000	2,600,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.57% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	1,270,000	1,270,000
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.54% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,510,000	1,510,000
Series PZ 113, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	4,720,000	4,720,000
Series PZ 85, 3.54% (Liquidity Facility BNP Paribas SA) (a)(c)	5,535,000	5,535,000
Phoenix Civic Impt. Corp. Excise Tax Rev.:
Bonds Series B, 4.5% 7/1/07 (MBIA Insured)	2,500,000	2,511,997
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.: - continued
Participating VRDN:
Series EGL 03 28 Class A, 3.53% (Liquidity Facility Citibank NA) (a)(c)	$ 1,300,000	$ 1,300,000
Series MACN 05 L, 3.52% (Liquidity Facility Bank of America NA) (a)(c)	2,100,000	2,100,000
Series Putters 1374, 3.52% (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,400,000	10,400,000
Series 1995, 3.54%, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	19,300,000	19,300,000
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev.:
Participating VRDN Series ROC II R6039, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,150,000	5,150,000
(Phoenix Wtr. Sys. Rev. Proj.) Series 2004 A, 3.5% (MBIA Insured), VRDN (a)	4,705,000	4,705,000
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.53% (Liquidity Facility Citibank NA) (a)(c)	2,000,000	2,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Bell Square Apt. Proj.) Series 1995, 3.55%, LOC Bank of America NA, VRDN (a)	2,000,000	2,000,000
(Paradise Lakes Apt. Proj.) Series 1995, 3.55%, LOC Bank of America NA, VRDN (a)	7,500,000	7,500,000
(Westward Ho Apts. Proj.) Series 2003 A, 3.58%, LOC Bank of America NA, VRDN (a)(b)	1,600,000	1,600,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.63%, LOC Wachovia Bank NA, VRDN (a)(b)	800,000	800,000
(Laura Dozer Ctr. Proj.) 3.75%, LOC JPMorgan Chase Bank, VRDN (a)	1,000,000	1,000,000
(Phoenix Expansion Proj.) 3.8%, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,285,000	2,285,000
(Plastican Proj.) Series 1997, 3.55%, LOC Bank of America NA, VRDN (a)(b)	2,510,000	2,510,000
(Swift Aviation Svcs., Inc. Proj.) 3.75%, LOC U.S. Bank NA, Minnesota, VRDN (a)(b)	5,160,000	5,160,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.57% (Liquidity Facility Wachovia Bank NA) (a)(b)(c)	135,000	135,000
Series MT 156, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	1,940,000	1,940,000
Series MT 247, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (a)(b)(c)	2,060,000	2,060,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN: - continued
Series MT 283, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	$ 2,520,000	$ 2,520,000
Series PT 3598, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	2,540,000	2,540,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(c)	4,340,000	4,340,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (River Point Proj.) Series 2001, 3.53%, LOC Fannie Mae, VRDN (a)(b)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Rev.:
Bonds Series 97A, 5.3% 4/1/07 (MBIA Insured)	1,500,000	1,508,391
(El Dorado Hosp. Proj.) 3.52%, LOC Branch Banking & Trust Co., VRDN (a)	1,600,000	1,600,000
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series PA 1374, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	17,165,000	17,165,000
Series RF 06 2, 3.63% (Liquidity Facility Bank of New York, New York) (a)(b)(c)	3,105,000	3,105,000
Salt River Agric. Impt. & Pwr. District Participating VRDN Series ROC 653, 3.52% (Liquidity Facility Citibank NA) (a)(c)	1,400,000	1,400,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series Eagle 06 0141, 3.53% (Liquidity Facility Citibank NA) (a)(c)	2,800,000	2,800,000
Series EGL 06 14 Class A, 3.53% (Liquidity Facility Citibank NA) (a)(c)	2,400,000	2,400,000
Series MS 06 1430, 3.52% (Liquidity Facility Morgan Stanley) (a)(c)	9,550,000	9,550,000
Series PT 1512, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(c)	1,200,000	1,200,000
Series ROC II R1002, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,280,000	1,280,000
Series ROC II R1003, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(c)	1,275,000	1,275,000
Series 1997 A, 3.55% 3/9/07, CP	2,700,000	2,700,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.52% (Liquidity Facility Citigroup, Inc.) (a)(c)	5,200,000	5,200,000
Municipal Securities - continued
	Principal Amount	Value
Arizona - continued
Scottsdale Indl. Dev. Auth. Rev.:
(Notre Dame Preparatory School and Foundation for Sr. Living Proj.) Series 2001 B, 3.75%, LOC JPMorgan Chase Bank, VRDN (a)	$ 1,400,000	$ 1,400,000
Series 2001A, 3.5%, LOC JPMorgan Chase Bank, VRDN (a)	2,550,000	2,550,000
Sun Devil Energy Ctr. LLC Rev. (Arizona State Univ. Proj.) 3.5% (FGIC Insured), VRDN (a)	5,500,000	5,500,000
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(b)(c)	1,460,000	1,460,000
		259,407,563
Puerto Rico - 0.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC 2 98 1, 3.48% (Liquidity Facility Citibank NA) (a)(c)	1,000,000	1,000,000
TOTAL INVESTMENT PORTFOLIO - 96.5% (Cost $260,407,563)		260,407,563
NET OTHER ASSETS - 3.5%		9,386,515
NET ASSETS - 100%		$ 269,794,078
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Municipal Cash Central Fund	$ 7,555
Income Tax Information
At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $260,407,563.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal
Money Market Fund

November 30, 2006

1.810714.102

TEM-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Alabama Hsg. Fin. Auth. Multi-family Hsg. Rev.:
(Cottage Hill Pointe Apts. Proj.) Series 2001 D, 3.59%, LOC Wachovia Bank NA, VRDN (c)(e)	$ 7,415	$ 7,415
(Gazebo East Proj.) Series 1991 B, 3.66%, LOC Wachovia Bank NA, VRDN (c)	2,140	2,140
(Liberty Square Apts. Proj.) Series C, 3.59%, LOC Wachovia Bank NA, VRDN (c)(e)	8,400	8,400
(Sundown Apts. Proj.) Series 2000 E, 3.57%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(e)	6,500	6,500
Alabama Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A38, 3.57% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	10,420	10,420
Alabama Prt Auth. Docks Facilities Rev. Participating VRDN Series PT 3734, 3.54% (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	8,615	8,615
Birmingham Pub. Park & Recreation Board Lease Rev. (Barber Museum Proj.) 3.51%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	16,000	16,000
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN:
Series EGL 030007 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	4,875	4,875
Series EGL 02 6009 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	4,100	4,100
Series EGL 06 82 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	10,890	10,890
Courtland Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.55%, LOC Wachovia Bank NA, VRDN (c)(e)	8,000	8,000
Cullman Med. Park South Med. Clinic Board Rev. Participating VRDN Series MT 121, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	23,880	23,880
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 3.6%, VRDN (c)(e)	17,000	17,000
Fultondale Indl. Dev. Board Indl. Dev. Rev. (Melsur Corp. Proj.) 3.63%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(e)	3,015	3,015
Huntsville Gen. Oblig. Participating VRDN Series PT 3239, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,250	5,250
Jackson Indl. Dev. Board Rev. (Specialty Minerals, Inc. Proj.) 3.55%, LOC Wachovia Bank NA, VRDN (c)(e)	8,200	8,200
Jefferson County Swr. Rev. Participating VRDN Series EGL 02 6016 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Mobile Indl. Dev. Board Rev. (Newark Group Ind. Proj.) 3.61%, LOC Wachovia Bank NA, VRDN (c)(e)	4,560	4,560
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alabama - continued
Montgomery Indl. Dev. Board Rev. (Feldmeier-Alabama Equip. Proj.) Series 1996, 3.62%, LOC Key Bank NA, VRDN (c)(e)	$ 930	$ 930
Roanoke Indl. Dev. Board Indl. Dev. Rev. (Steelfab, Inc. Proj.) Series 1997, 3.59%, LOC Bank of America NA, VRDN (c)(e)	1,050	1,050
Univ. of Alabama - Birmingham Participating VRDN Series PA 1412, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,000	10,000
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 477, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,755	4,755
		170,995
Alaska - 1.1%
Alaska Hsg. Fin. Corp.:
Participating VRDN:
Series PA 1407, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	11,005	11,005
Series PT 3614, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	9,655	9,655
Series Putters 1020, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,975	4,975
Series Putters 1512, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	4,600	4,600
Series A, 3.56% (FSA Insured), VRDN (c)(e)	51,450	51,450
3.56% (FSA Insured), VRDN (c)(e)	24,700	24,700
Alaska Hsg. Fin. Corp. Home Mtg. Participating VRDN Putters 1398, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	9,450	9,450
Alaska Indl. Dev. & Export Auth. Rev. Participating VRDN Series PT 862, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	9,995	9,995
Alaska Intl. Arpts. Revs.:
Participating VRDN:
Series Merlots 99 I, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	7,500	7,500
Series PT 2061, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	9,560	9,560
Series ROC II R138, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	8,015	8,015
Series 2006 C, 3.5% (MBIA Insured), VRDN (c)(e)	29,000	29,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Alaska - continued
Anchorage Elec. Util. Rev. Participating VRDN Series Putters 1128, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	$ 2,215	$ 2,215
Anchorage Gen. Oblig. Participating VRDN Series PT 2652, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,955	11,955
		194,075
Arizona - 2.2%
Arizona Health Facilities Auth. Rev. ( Loma Sr. Living Svcs., Inc. Proj.) 3.53%, LOC Citibank NA, VRDN (c)	11,300	11,300
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series ROC II R4080, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,875	9,875
Arizona Tourism & Sports Auth. Tax Rev. Participating VRDN Series PT 2312, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,285	5,285
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.) Series 1988, 3.65%, tender 12/1/06, CP mode (e)	6,035	6,035
(Clayton Homes, Inc. Proj.) Series 1998, 3.6%, LOC U.S. Bank NA, Minnesota, VRDN (c)(e)	4,200	4,200
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Ranchwood Apt. Proj.) Series 2001 A, 3.53%, LOC Fannie Mae, VRDN (c)(e)	9,000	9,000
(San Angelin Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	14,900	14,900
(San Lucas Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	12,000	12,000
(San Martin Apts. Proj.) Series A2, 3.51%, LOC Fannie Mae, VRDN (c)(e)	4,300	4,300
(San Miguel Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	14,900	14,900
(Sands Apts. Proj.) Series 2001 A, 3.53%, LOC Fannie Mae, VRDN (c)(e)	7,000	7,000
(Village Square Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	3,800	3,800
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1165, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	10,500	10,500
Phoenix & Pima County Participating VRDN Series 06 P55U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	7,800	7,800
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	3,365	3,365
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. District Rev. Participating VRDN:
Series Putters 1306, 3.54% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	$ 4,270	$ 4,270
Series PZ 85, 3.54% (Liquidity Facility BNP Paribas SA) (c)(f)	17,000	17,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 3.54%, LOC Landesbank Hessen-Thuringen, VRDN (c)(e)	10,700	10,700
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,395	4,395
Phoenix Gen. Oblig. Participating VRDN Series PT 1436, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,395	1,395
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 3.55%, LOC Bank of America NA, VRDN (c)	6,000	6,000
Phoenix Indl. Dev. Auth. Rev.:
(Independent Newspaper, Inc. Proj.) Series 2000, 3.63%, LOC Wachovia Bank NA, VRDN (c)(e)	795	795
(Plastican Proj.) Series 1997, 3.55%, LOC Bank of America NA, VRDN (c)(e)	2,770	2,770
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	310	310
Series MT 156, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	7,370	7,370
Series MT 247, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	58,940	58,940
Series MT 283, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	9,775	9,775
Series PT 3598, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	6,160	6,160
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (Cimarron Place Apts. Proj.) 3.53%, LOC Fannie Mae, VRDN (c)(e)	4,500	4,500
Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series PA 1374, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	41,420	41,420
Series RF 06 2, 3.63% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	8,266	8,266
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Eagle 06 0141, 3.53% (Liquidity Facility Citibank NA) (c)(f)	13,700	13,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN: - continued
Series EGL 06 93 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 24,790	$ 24,790
Series ROC II R1002, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	14,100	14,100
Tolleson Muni. Fin. Corp. Rev. Bonds (American Wtr. Cap. Corp. Proj.) 3.7% tender 12/5/06, CP mode	8,560	8,560
Tucson & Pima County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PA 1375, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,865	3,865
		373,341
Arkansas - 1.0%
Arkansas Dev. Auth. Indl. Dev. Rev. (Stratton Seed Co. Proj.) Series 1999, 3.57%, LOC Bank of America NA, VRDN (c)(e)	2,100	2,100
Arkansas Dev. Fin. Auth. Participating VRDN Series BA 98 C, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	3,820	3,820
Arkansas Dev. Fin. Auth. Multi-family Hsg. Rev. (Kiehl Partners LP Proj.) 3.55%, LOC Fannie Mae, VRDN (c)(e)	8,000	8,000
Arkansas Dev. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1139, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	68,169	68,169
Blytheville Indl. Dev. Rev. (Arkansas Steel Processing Proj.) Series 1992, 3.67%, LOC Fortis Banque SA, VRDN (c)(e)	9,500	9,500
Columbia County Solid Waste Disp. Rev. (Albemarle Corp. Proj.) Series 1999, 3.57%, LOC Bank of America NA, VRDN (c)(e)	5,500	5,500
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) 3.52%, LOC Credit Suisse Group, VRDN (c)(e)	77,900	77,900
		174,989
California - 2.1%
Access to Lns. for Learning Student Ln. Corp. Rev. (Student Ln. Prog.):
Series 2001 II A1, 3.53%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(e)	35,000	35,000
Series II A7, 3.53%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(e)	13,350	13,350
Series II A9, 3.55%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(e)	84,200	84,200
Series VA1, 3.55% (AMBAC Insured), VRDN (c)(e)	100,000	100,000
Series VA2, 3.53% (AMBAC Insured), VRDN (c)(e)	45,000	45,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Home Mtg. Rev. Participating VRDN:
Series MT 208, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)(f)	$ 53,520	$ 53,520
Series MT 211, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)(f)	28,460	28,460
Series PT 998, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	2,720	2,720
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Republic Services, Inc. Proj.) 3.87%, VRDN (c)(e)	6,800	6,800
		369,050
Colorado - 4.5%
Adams & Arapahoe Counties Joint School District #28J Aurora Participating VRDN Series PT 1771, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,825	5,825
Adams County Hsg. Auth. (Semper Village Apartments Proj.) Series 2004 A, 3.56%, LOC Fannie Mae, VRDN (c)(e)	7,250	7,250
Arapaho County School District #6, Littleton Participating VRDN Series PT 1983, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,365	7,365
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 3.8%, LOC Fannie Mae, VRDN (c)(e)	13,400	13,400
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN:
Series PZ 82, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	35,315	35,315
Series TOC 06 Z2, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	11,600	11,600
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.65%, LOC JPMorgan Chase Bank, VRDN (c)	16,000	16,000
(Catholic Health Initiatives Proj.) Series B3, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	19,900	19,900
Colorado Hsg. & Fin. Auth. Participating VRDN:
Series FRRI 00 A3, 3.64% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)(f)	100	100
Series FRRI 00 A4, 3.64% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)(f)	615	615
Series FRRI L37J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,210	6,210
Series FRRI L9, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	835	835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Hsg. & Fin. Auth. Participating VRDN: - continued
Series LB 03 L31J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	$ 5,735	$ 5,735
Series LB 04 F12, 3.66% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,350	5,350
Series LB 04 F13, 3.66% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,655	6,655
Series LB 05 F4, 3.66% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	3,400	3,400
Series Merlots 01 A20, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	4,890	4,890
Series PT 1373, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	1,935	1,935
Series Putters 120, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,580	1,580
Colorado Hsg. Fin. Auth. Single Family Mtg. Rev. Series ADG 1B3, 3.58% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(e)	37,445	37,445
Colorado State Gen. Fdg. Rev. TRAN 4.5% 6/27/07	18,000	18,086
Colorado Student Oblig. Auth.:
(Student Ln. Prog.) Series 1990 A, 3.55% (AMBAC Insured), VRDN (c)(e)	45,655	45,655
Series 1989 A, 3.53% (AMBAC Insured), VRDN (c)(e)	64,400	64,400
Dawson Ridge Metropolitan District #1 Participating VRDN Series Putters 1392, 3.54% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,135	8,135
Denver City & County Arpt. Rev.:
Bonds Series A, 5.75% 11/15/07 (AMBAC Insured) (e)	3,320	3,387
Participating VRDN:
Series FRRI 01 F12, 3.61% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	5,000	5,000
Series LB 05 P2U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,880	6,880
Series LB 06 P15U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	7,535	7,535
Series PA 762, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,995	4,995
Series PA 763, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,995	4,995
Series PA 764R, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,995	4,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Denver City & County Arpt. Rev.: - continued
Participating VRDN:
Series PT 3124, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 7,205	$ 7,205
Series PT 782, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,515	5,515
Series PT 920, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	1,500	1,500
Series RF 02 E14, 3.63% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	43,725	43,725
Series 2000 B, 3.58% (MBIA Insured), VRDN (c)(e)	117,400	117,400
Series 2000 C, 3.53% (MBIA Insured), VRDN (c)(e)	73,200	73,200
Denver City & County Gen. Oblig. Participating VRDN Series PT 3208, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,305	9,305
Denver City & County Spl. Facilities Arpt. Rev. (Worldport at DIA Proj.) Series A, 3.61%, LOC JPMorgan Chase Bank, VRDN (c)(e)	8,790	8,790
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series PZ 112, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,405	6,405
Series TOC 06 Z13, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	13,570	13,570
El Paso County Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P1U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	4,950	4,950
Series LB 06 P28U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	19,965	19,965
Series MS 1136, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	780	780
Fort Collins Indl. Dev. Rev. (Phelps-Tointon Millwork Proj.) Series 1993, 3.9%, LOC JPMorgan Chase Bank, VRDN (c)(e)	760	760
Lakewood Hsg. Auth. Multi-family Rev.:
(Ridgemoor Apts. Proj.) Series 2003 A, 3.56%, LOC Fannie Mae, VRDN (c)(e)	16,000	16,000
(Timberleaf Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	13,850	13,850
Mountain Village County Hsg. Auth. Hsg. Rev. (Village Courts Apts. Proj.) Series 2000 A, 3.53%, LOC U.S. Bank NA, Minnesota, VRDN (c)	6,785	6,785
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series Eagle 06 0152, 3.53% (Liquidity Facility Citibank NA) (c)(f)	32,000	32,000
Univ. Colo Hosp. Auth. Rev. Participating VRDN Series ROC II R 573CE, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	16,500	16,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series EGL 7050046 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	$ 4,620	$ 4,620
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 3.8%, LOC Fannie Mae, VRDN (c)(e)	7,110	7,110
		775,403
Connecticut - 0.2%
Bridgeport Gen. Oblig. TAN 3.75% 2/1/07	16,100	16,101
Connecticut Health & Edl. Facilities Auth. Rev. Bonds (Yale Univ. Ct Proj.) Series S-1, 3.71% tender 12/1/06, CP mode	10,800	10,800
Connecticut Hsg. Fin. Auth. Participating VRDN Series MT 38, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	360	360
		27,261
Delaware - 0.4%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1988, 3.9%, VRDN (c)(e)	3,550	3,550
Series 1993 C, 3.66%, VRDN (c)	4,300	4,300
Series 1994, 3.9%, VRDN (c)(e)	20,700	20,700
Series 1999 A, 3.68%, VRDN (c)	6,730	6,730
Series 1999 B, 3.7%, VRDN (c)(e)	9,000	9,000
Delaware Hsg. Auth. Rev. Participating VRDN:
Series 03 L52J, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	8,950	8,950
Series FRRI 02 L8, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	4,695	4,695
Series Putter 1513, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	8,210	8,210
Series ROC II R359, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	2,095	2,095
New Castle County Multi-Family Rent Hsg. Rev. (Fairfield English Village Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	8,500	8,500
		76,730
District Of Columbia - 2.6%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 05 5, 3.6% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	45,375	45,375
District of Columbia Gen. Oblig. Participating VRDN Series ROC II 99 10, 3.52% (Liquidity Facility Citibank NA) (c)(f)	5,905	5,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Hosp. Rev. Participating VRDN Series Floaters 01 712, 3.52% (Liquidity Facility Morgan Stanley) (c)(f)	$ 16,600	$ 16,600
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Trenton Park Apts. Proj.) Series 2001, 3.65%, LOC Bank of America NA, VRDN (c)(e)	3,125	3,125
(WDC I LP Dev. Proj.) Series 2000, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	8,355	8,355
District of Columbia Rev.:
(Arnold & Porter Proj.) Series 1999, 3.64%, LOC Branch Banking & Trust Co., VRDN (c)(e)	5,250	5,250
(Fort Lincoln New Town/Premium Distributors LLC Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	8,240	8,240
(Nat'l. Assoc. of Realtors Proj.) Series 2003 A, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	7,500	7,500
District of Columbia Tax Increment Rev. Participating VRDN Series PT 1410, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,100	5,100
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series EGL 98 5201, 3.53% (Liquidity Facility Citibank NA) (c)(f)	12,300	12,300
Metropolitan Washington Arpt. Auth. Gen. Arpt. Rev. Bonds Series B, 5.5% 10/1/07 (FGIC Insured) (e)	4,500	4,570
Metropolitan Washington Arpt. Auth. Sys. Rev.:
Participating VRDN:
Series EGL 06 8 Class A, 3.56% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)(f)	9,325	9,325
Series EGL 06 9 Class A, 3.56% (Liquidity Facility Citibank NA) (c)(e)(f)	13,400	13,400
Series EGL 7050026 Class A, 3.56% (Liquidity Facility Citibank NA) (c)(e)(f)	5,750	5,750
Series EGL 720050023 Class A, 3.56% (Liquidity Facility Citibank NA) (c)(e)(f)	5,975	5,975
Series MS 06 1296, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	5,500	5,500
Series MT 114, 3.55% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)(f)	5,990	5,990
Series MT 13, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,495	5,495
Series PT 1991, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,220	3,220
Series PT 2672, 3.55% (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	5,300	5,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpt. Auth. Sys. Rev.: - continued
Participating VRDN:
Series PT 689, 3.55% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)(f)	$ 5,870	$ 5,870
Series Putters 1017, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,375	1,375
Series ROC II R195, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	5,995	5,995
Series Stars 130, 3.55% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	5,140	5,140
Series Stars 148, 3.55% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	8,830	8,830
Series TOC 05 MM, 3.55% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)(f)	15,000	15,000
Series TOC 06 D, 3.55% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)(f)	12,000	12,000
Series C, 3.55% (FSA Insured), VRDN (c)(e)	206,360	206,360
		442,845
Florida - 3.6%
Brevard County Hsg. Fin. Auth. (Wickham Club Apts. Proj.) Series A, 3.52%, LOC Wachovia Bank NA, VRDN (c)(e)	7,405	7,405
Brevard County Hsg. Fin. Auth. Homeowner Mtg. Rev. Participating VRDN Series PT 1377, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,505	3,505
Broward County Fin. Auth. Multi-family Hsg. Rev. (Sanctuary Apts Proj.) Series A, 3.52%, LOC Fannie Mae, VRDN (c)(e)	16,230	16,230
Broward County Gen. Oblig. Participating VRDN MOTC PT 3555, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,680	5,680
Clay County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Nassau Club Apts. Proj.) 3.52%, LOC Key Bank NA, VRDN (c)(e)	10,405	10,405
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 17, 3.6% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	15,000	15,000
Collier County School Board Ctfs. of Prtn. Participating VRDN Series ROC 7032, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	11,695	11,695
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 3.63% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	5,050	5,050
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 00 902, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Cap. Outlay Participating VRDN: - continued
Series EGL 7053013 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	$ 8,000	$ 8,000
Series PT 3520, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	25,075	25,075
Florida Board of Ed. Pub. Ed. Participating VRDN Series EGL 7050054 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	18,840	18,840
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev.:
(Avalon Reserve Apts. Proj.) Series 2003 R1, 3.52%, LOC Fannie Mae, VRDN (c)(e)	14,900	14,900
(Lynn Lake Apts. Proj.) Series B1, 3.56%, LOC Freddie Mac, VRDN (c)(e)	10,100	10,100
(Mill Creek Apts. Proj.) 3.52%, LOC Fannie Mae, VRDN (c)(e)	14,200	14,200
(Pinnacle Grove Apts. Proj.) Series 2003 A, 3.52%, LOC Fannie Mae, VRDN (c)(e)	7,900	7,900
Florida Hsg. Fin. Corp. Rev.:
(Riverside Apts. Proj.) Series 2000 1, 3.53%, LOC Bank of America NA, VRDN (c)(e)	8,000	8,000
(Valencia Village Apts. Proj.) Series G, 3.52%, LOC Fannie Mae, VRDN (c)(e)	11,755	11,755
(Waterford Pointe Apts. Proj.) Series 2000 E1, 3.52%, LOC Fannie Mae, VRDN (c)(e)	8,155	8,155
Florida Local Govt. Fin. Auth. Rev. Series B, 3.7% 12/14/06, LOC Wachovia Bank NA, CP (e)	8,601	8,601
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2002 E, 3.5% (FSA Insured), VRDN (c)(e)	29,415	29,415
Highlands County Health Facilities Auth. Rev. Participating VRDN Series ROC RR II R 577 CE, 3.52% (Liquidity Facility Citibank NA) (c)(f)	4,725	4,725
Hillsborough County Aviation Auth. Rev.:
Participating VRDN Series PT 745, 3.55% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)(f)	2,500	2,500
Series B, 3.63% 3/8/07, LOC Landesbank Baden-Wuert, CP (e)	37,300	37,300
3.53% (MBIA Insured), VRDN (c)(e)	14,500	14,500
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.:
(Grande Oaks Apts. Proj.) Series A, 3.52%, LOC SunTrust Banks, Inc., VRDN (c)(e)	7,300	7,300
(Hunters Run Apts. Proj.) Series 2002 A, 3.53%, LOC Fannie Mae, VRDN (c)(e)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Hillsborough County Hsg. Fin. Auth. Multi-family Rev.: - continued
(Morgan Creek Apts. Proj.) 3.52%, LOC Fannie Mae, VRDN (c)(e)	$ 12,700	$ 12,700
Jacksonville Aviation Auth. Rev.:
Series B1, 3.48% (FSA Insured), VRDN (c)(e)	24,400	24,400
Series B2, 3.48% (FSA Insured), VRDN (c)(e)	8,775	8,775
3.48% (FGIC Insured), VRDN (c)(e)	15,200	15,200
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 3.52% (Liquidity Facility Citibank NA) (c)(f)	11,800	11,800
JEA Saint Johns River Pwr. Park Sys. Rev. Participating VRDN Series Putters 1182, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	16,145	16,145
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 805, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,470	5,470
Lee County Arpt. Rev. Participating VRDN:
Series PT 2269, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,860	2,860
Series ROC II R14, 3.54% (Liquidity Facility Citibank NA) (c)(e)(f)	6,870	6,870
Miami-Dade County Aviation Rev.:
Participating VRDN Series LB O5 L23, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,855	6,855
Series 05 A, 3.7% 12/11/06, LOC BNP Paribas SA, LOC Dexia Cr. Local de France, CP (e)	6,105	6,105
Miami-Dade County Expressway Auth. Participating VRDN 3.53% (Liquidity Facility Citibank NA) (c)(f)	18,500	18,500
Miami-Dade County Gen. Oblig. Participating VRDN Series EGL 06 90 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
Miami-Dade County Transit Sales Surtax Rev. Participating VRDN Series EGL 06 101 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,540	22,540
Orange County Hsg. Fin. Auth. Homeowner Rev. Participating VRDN Series PT 2411, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	17,660	17,660
Orange County Hsg. Fin. Auth. Multi-family Rev. (West Point Villas Apt. Proj.) Series 2000 F, 3.52%, LOC Fannie Mae, VRDN (c)(e)	5,750	5,750
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Advanced Drainage Sys., Inc. Proj.) 3.6%, LOC Nat'l. City Bank, VRDN (c)(e)	1,000	1,000
Osceola County Hsg. Fin. Auth. Multi-family Rev. (Regatta Bay Apts. Proj.) Series A, 3.53%, LOC Fannie Mae, VRDN (c)(e)	3,700	3,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Renaissance Apts. Proj.) 3.52%, LOC Fannie Mae, VRDN (c)(e)	$ 18,500	$ 18,500
Pinellas County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series MT 66, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	5,705	5,705
Series PT 2239, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,785	4,785
Series PT 993, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,085	5,085
Polk County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Cambridge Cove Apts. Proj.) Series 2001, 3.53%, LOC Fannie Mae, VRDN (c)(e)	4,800	4,800
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 H2, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	5,600	5,600
South Fla Wtr. Mg District Ctfs. Prtn. Participating VRDN Series Eagle 06 0136, 3.53% (Liquidity Facility Citibank NA) (c)(f)	19,730	19,730
Tampa Bay Wtr. Util. Sys. Rev. 3.55%, LOC Bank of America NA, VRDN (c)(e)	41,000	41,000
		621,671
Georgia - 3.7%
Atlanta Arpt. Passenger Facilities Charge Rev. Participating VRDN:
Series DB 186, 3.52% (Liquidity Facility Deutsche Bank AG) (c)(f)	12,295	12,295
Series EGL 7053030 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	28,985	28,985
Atlanta Arpt. Rev. Participating VRDN:
Series Merlots 00 CCC, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	5,000	5,000
Series MS 00 313, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	4,090	4,090
Series MT 11, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,960	5,960
Series MT 43, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	9,680	9,680
Series PT 901, 3.55% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	4,485	4,485
Atlanta Finl. Guarantee Ins. Co. Participating VRDN 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,995	6,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Atlanta Urban Residential Fin. Auth. Multi-family Hsg. Rev.:
(Big Bethel Village Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	$ 4,200	$ 4,200
(Capitol Gateway Apts. Proj.) 3.59%, LOC Bank of America NA, VRDN (c)(e)	4,125	4,125
(Carver Redev. Proj.) Series 2000, 3.54%, LOC Fannie Mae, VRDN (c)(e)	4,115	4,115
(Collegetown at Harris Homes Phase I Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	3,765	3,765
(Peaks at West Atlanta Proj.) Series 2001, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	4,815	4,815
Series A, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	9,600	9,600
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series BA 02 A, 3.58% (Liquidity Facility Bank of America NA) (c)(f)	4,520	4,520
Series EGL 06 94 Class A, 3.53% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	24,750	24,750
Bibb County Dev. Auth. Solid Waste Disp. Rev. (Swift Creek Envir. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	5,100	5,100
Bulloch County Dev. Auth. Indl. Dev. Rev. (Gold Kist, Inc. Proj.) Series 1995, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	6,400	6,400
Canton Hsg. Auth. Multi-family Hsg. Rev.:
(Alta Ridgewalk Apts. Proj.) Series 2003, 3.56%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(e)	7,500	7,500
(Canton Mill Lofts Proj.) Series 1999, 3.62%, LOC Branch Banking & Trust Co., VRDN (c)(e)	14,045	14,045
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.):
Series 2000 B, 3.62%, LOC Gen. Elec. Cap. Corp., VRDN (c)(e)	83,800	83,800
Series 2000 C, 3.62%, LOC Gen. Elec. Cap. Corp., VRDN (c)(e)	82,355	82,355
Columbia Hsg. Auth. Multi-family Hsg. Rev. (Eagles Trace Apts. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	6,090	6,090
Covington Hsg. Auth. Multi-family Rev. (Wellington Ridge Apt. Proj.) 3.53%, LOC Freddie Mac, VRDN (c)(e)	10,160	10,160
DeKalb County Dev. Auth. Indl. Dev. Rev. (Qualex Proj.) 3.59%, LOC Comerica Bank, Detroit, VRDN (c)(e)	1,600	1,600
DeKalb County Hsg. Auth. Multi-family Hsg. Rev.:
(Villas of Friendly Heights Proj.) Series 2001, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	3,565	3,565
(Wesley Club Apts. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	8,700	8,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series GS 06 69, 3.52% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	$ 9,615	$ 9,615
Fulton County Hsg. Auth. Multi-family Hsg. Rev. (Walton Falls Apt. Proj.) Series 1999, 3.51%, LOC Wachovia Bank NA, VRDN (c)(e)	18,000	18,000
Gainesville & Hall County Dev. Auth. Indl. Exempt Facility Rev. (Spout Springs Wtr. LLC Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	10,300	10,300
Georgia Hsg. & Fin. Auth. Rev. Participating VRDN Series Merlots 06 B11, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	7,200	7,200
Georgia Muni. Elec. Auth. 3.7% 12/11/06, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	14,000	14,000
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series PA 786, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,595	4,595
Georgia Port Auth. Rev.:
(Colonel's Island Term. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	2,800	2,800
(Mayor's Point Term. Proj.) Series 1992, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	1,100	1,100
Gwinnett County Dev. Auth. Ctfs. of Prtn. Participating VRDN Series ROC II R6009 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	7,340	7,340
Gwinnett County Dev. Auth. Indl. Dev. Rev. (Curtis 1000, Inc. Proj.) Series 1996, 3.54%, LOC Wells Fargo Bank NA, VRDN (c)(e)	6,260	6,260
Gwinnett County Hsg. Auth. Multi-family Hsg. Rev.:
(Herrington Mill Apts. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	15,830	15,830
(Herrington Woods Apt. Proj.) Series 1996 A, 3.52%, LOC Fannie Mae, VRDN (c)(e)	13,035	13,035
Henry County Dev. Auth. Solid Waste Rev. (Atlas Roofing Corp. Proj.) Series 1997, 3.54%, LOC Bank of America NA, VRDN (c)(e)	12,250	12,250
Liberty County Indl. Auth. (Hy-Sil Manufacturing Co., Inc. Proj.) Series 2001 A, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	2,095	2,095
Loganville Hsg. Auth. Multi-family Hsg. Rev. (Alexander Crossing Apts. Proj.) 3.59%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(e)	15,735	15,735
Macon-Bibb County Indl. Auth. Dev. (Diamond Plastics Corp. Proj.) Series 1999, 3.55%, LOC Bank of America NA, VRDN (c)(e)	3,300	3,300
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Miller County Dev. Auth. Indl. Dev. (Birdsong Corp. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	$ 2,400	$ 2,400
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 3.59%, LOC JPMorgan Chase Bank, VRDN (c)(e)	1,300	1,300
Roswell Hsg. Auth. Multi-family Hsg. Rev.:
(Park Ridge Apts. Proj.) 3.55%, LOC Fannie Mae, VRDN (c)(e)	8,200	8,200
(Walton Centennial Proj.) Series A, 3.51%, LOC Wachovia Bank NA, VRDN (c)(e)	19,200	19,200
Savannah Econ. Dev. Auth. Rev.:
(Home Depot, Inc. Proj.) Series 1995 A, 3.54%, VRDN (c)(e)	21,500	21,500
(Kaolin Terminals, Inc. Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	22,971	22,971
Savannah Hsg. Auth. Multi-family Hsg. Rev.:
(Indigo Pointe Apts. Proj.) Series 2001 A, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	3,500	3,500
(Live Oak Plantation Proj.) Series 2001 A1, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	2,500	2,500
Sugar Hill Hsg. Auth. Multi-family Rev. (Level Creek Apts. Proj.) Series 1997, 3.59%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(e)	12,790	12,790
Summerville Indl. Dev. Auth. Facility Rev. (Image Ind., Inc. Proj.) Series 1997, 3.58%, LOC Wachovia Bank NA, VRDN (c)(e)	19,000	19,000
Wayne County Dev. Auth. Solid Waste Disp. Rev. (Republic Svcs. of Georgia LP Proj.) Series 2000, 3.53%, LOC SunTrust Banks, Inc., VRDN (c)(e)	5,800	5,800
Wayne County Indl. Dev. Auth. Wtr. Disp. Rev. (Rayonier Proj.) Series 2000, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	15,000	15,000
Worth County Indl. Dev. Auth. Indl. Dev. Rev. (Seabrook Peanut Co. Proj.) Series 1996 B, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	3,000	3,000
		647,311
Hawaii - 0.4%
Hawaii Arpt. Sys. Rev. Participating VRDN:
Series PA 1238, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	1,695	1,695
Series PA 765, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,995	4,995
Series ROC II R59, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	7,495	7,495
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Hawaii - continued
Hawaii Arpts. Sys. Rev. Participating VRDN Series MSTC 01 147 Class A, 3.56% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)(f)	$ 11,185	$ 11,185
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN:
Series PA 1062, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	6,370	6,370
Series PA 1224, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,670	4,670
Series PA 1244, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,500	2,500
Series PA 795R, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	8,900	8,900
Hawaii Gen. Oblig. Participating VRDN Series EGL 00 1101, 3.53% (Liquidity Facility Citibank NA) (c)(f)	6,470	6,470
Hawaii Hsg. Fin. & Dev. Corp. Single Family Mtg. Purp. Rev. Participating VRDN Series Merlots 01 A15, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	1,025	1,025
Honolulu City and County Wastewtr. Sys. Participating VRDN Series Putter 1475, 3.53% (Liquidity Facility Deutsche Postbank AG) (c)(f)	13,125	13,125
		68,430
Idaho - 0.3%
Idaho Hsg. & Fin. Assoc.:
( Gen. Indenture Proj.) Series F, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	13,200	13,200
Series 2003 D, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	13,245	13,245
Series 2003 E, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	12,445	12,445
Series D Class I, 3.58% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	10,000	10,000
		48,890
Illinois - 6.1%
Aurora Single Family Mtg. Rev. Participating VRDN:
Series MS 06 1543, 3.55% (Liquidity Facility Morgan Stanley) (b)(c)(e)(f)	29,100	29,100
Series MS 1152, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	6,900	6,900
Carol Stream Multi-family Rev. (Saint Charles Square Proj.) 3.61%, LOC Fannie Mae, VRDN (c)(e)	2,000	2,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Arpt. Spl. Facilities Rev. (Centerpoint O'Hare Proj.) 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	$ 40,025	$ 40,025
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 3.58% (Liquidity Facility Bank of America NA) (c)(f)	18,690	18,690
Series EGL 01 1309, 3.53% (Liquidity Facility Citibank NA) (c)(f)	11,205	11,205
Series Merlots 01 A47, 3.52% (Liquidity Facility Bank of New York, New York) (c)(f)	6,065	6,065
Chicago Gen. Oblig. Participating VRDN:
Series EGL 00 1308, 3.53% (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
Series EGL 98 1302, 3.53% (Liquidity Facility Citibank NA) (c)(f)	11,600	11,600
Series MS 06 1435, 3.52% (Liquidity Facility Morgan Stanley) (c)(f)	8,835	8,835
Series Putters 510, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,270	5,270
Chicago Indl. Dev. Rev.:
(Chicago Scenic Studios, Inc. Proj.) Series 2000, 3.63%, LOC Harris NA, VRDN (c)(e)	3,575	3,575
(MRC Polymers, Inc. Proj.) Series 2001, 3.54%, LOC LaSalle Bank NA, VRDN (c)(e)	5,361	5,361
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN:
Series BA 99 X2, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	32,670	32,670
Series BA 99 X1, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	14,995	14,995
Series Merlots 01 A85, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	5,690	5,690
Series MT 49, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,000	2,000
Series MT 53, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	16,650	16,650
Series MT 59, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	6,145	6,145
Series PA 1198, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,425	3,425
Series PA 1199, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	7,000	7,000
Series PA 1200, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,250	2,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN: - continued
Series PT 2345, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	$ 2,600	$ 2,600
Series PT 755, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	7,000	7,000
Series PT 756, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	7,990	7,990
Series PT 980, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,995	3,995
Series Putters 1364 Z, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,140	4,140
Series Putters 250, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	11,375	11,375
Series Putters 253, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	9,995	9,995
Series Putters 368Z, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	10,850	10,850
Series Putters 370, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,995	4,995
Series Putters 383, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,495	7,495
Series Putters 670, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	7,365	7,365
Series Putters 845Z, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	14,640	14,640
Series ROC II R69, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	18,070	18,070
Series ROC II R70, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	3,570	3,570
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.:
(Lufthansa German Airlines Proj.) Series 2001, 3.53%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(e)	43,770	43,770
(O'Hare Tech Ctr. II LLC Proj.) 3.55%, LOC LaSalle Bank NA, VRDN (c)(e)	10,500	10,500
Chicago Pub. Bldg. Commission Bldg. Rev. Participating VRDN:
Series PA 473, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,195	4,195
Series PT 2041, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,730	7,730
Chicago Sales Tax Rev. 3.5% (FGIC Insured), VRDN (c)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Single Family Mtg. Rev.:
Bonds Series 2006 F, 3.85% 9/7/07 (e)	$ 3,500	$ 3,500
Participating VRDN:
Series FRRI 00 L12, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	390	390
Series FRRI 02 L24J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	750	750
Series Merlots 00 A31, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	55	55
Chicago Wtr. Rev. Participating VRDN:
Series BA 02 E, 3.58% (Liquidity Facility Bank of America NA) (c)(f)	9,995	9,995
Series Merlots 97 V, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(f)	8,280	8,280
City of Rolling Meadows Solid Waste Disp. Rev. (BFI Waste Sys. of North America Proj.) Series 1999, 3.58%, LOC JPMorgan Chase Bank, VRDN (c)(e)	19,580	19,580
Cook County Gen. Oblig. Participating VRDN Series PA 591, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,300	5,300
Fulton Indl. Dev. Rev. (J.T. Cullen Co., Inc. Proj.) 3.55%, LOC U.S. Bank NA, Minnesota, VRDN (c)(e)	4,585	4,585
Hodgkins Indl. Dev. Rev. (Central Blacktop Co., Inc. Proj.) 3.63%, LOC Harris NA, VRDN (c)(e)	3,350	3,350
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) 3.75% tender 12/5/06, CP mode (e)	23,325	23,325
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Delta-Unibus Corp. Proj.) Series 2001, 3.6%, LOC Bank of America NA, VRDN (c)(e)	3,000	3,000
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 3.6%, LOC Harris NA, VRDN (c)(e)	1,907	1,907
(R&R Enterprises 2nd Proj.) Series 1999 A, 3.63%, LOC Harris NA, VRDN (c)(e)	4,345	4,345
Illinois Dev. Fin. Auth. Poll. Cont. Rev. (Uno-Ven Co. Proj.) Series 1994, 3.55%, LOC JPMorgan Chase Bank, VRDN (c)	2,900	2,900
Illinois Dev. Fin. Auth. Retirement Participating VRDN:
Series Putter 1567, 3.58% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,550	13,550
Series Putter 1568, 3.58% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,550	13,550
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,430	6,430
Illinois Dev. Fin. Auth. Rev. (Rich Prods. Corp. Proj.) Series 1998, 3.54%, LOC HSBC Bank USA, VRDN (c)(e)	7,825	7,825
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	$ 5,000	$ 5,000
3.55%, LOC Wachovia Bank NA, VRDN (c)(e)	23,000	23,000
Illinois Dev. Fin. Auth. Wtr. Facilities Rev. (Illinois American Wtr. Co. Proj.) 3.58% (MBIA Insured), VRDN (c)(e)	9,860	9,860
Illinois Edl. Facilities Auth. Revs. Participating VRDN:
Series EGL 06 95 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	10,395	10,395
Series Merlots 97 U, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(f)	9,040	9,040
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 3.53% (Liquidity Facility Citibank NA) (c)(f)	9,100	9,100
Series EGL 02 1301 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,900	5,900
Series EGL 02 1304 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,040	5,040
Series EGL 02 6025 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
Series EGL 7053002 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	15,225	15,225
Series MSTC 01 148, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	12,435	12,435
Series PT 2009, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,725	4,725
Series PT 871, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	4,000	4,000
Series Putters 02 321, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	14,425	14,425
Series ROC II R4536, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	5,115	5,115
Illinois Health Facilities Auth. Rev. Participating VRDN Series PA 848R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,190	5,190
Illinois Hsg. Dev. Auth. Rev. Participating VRDN Series LB 06 P38U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	8,375	8,375
Illinois Int'l. Port District Facilities (Southdown, Inc. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	8,500	8,500
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series Merlots 01 A48, 3.52% (Liquidity Facility Bank of New York, New York) (c)(f)	8,880	8,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Reg'l. Trans. Auth. Participating VRDN: - continued
Series Merlots 02 A23, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(f)	$ 11,735	$ 11,735
Series MSTC 9044, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	8,200	8,200
Series SG 3, 3.53% (Liquidity Facility Societe Generale) (c)(f)	4,000	4,000
Series SGB 19, 3.52% (Liquidity Facility Societe Generale) (c)(f)	8,675	8,675
Illinois Sales Tax Rev. Participating VRDN:
Series EGL 00 1302, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Series PT 1929, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,570	7,570
Series ROC II R4542, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,960	4,960
Illinois Student Assistance Commission Student Ln. Rev. Series 1998 A, 3.55% (MBIA Insured), VRDN (c)(e)	550	550
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series Putters 1355, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	27,300	27,300
Series Putters 3479, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,970	13,970
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,600	4,600
Lake County Cmnty. Consolidated School District #46, Grayslake Participating VRDN Series Putters 1171, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	13,680	13,680
Lisle Village Multi-family Hsg. Rev. (Devonshire of Lisle Proj.) Series 1991, 3.53%, LOC Freddie Mac, VRDN (c)(e)	6,000	6,000
Metropolitan Pier & Exposition Auth. Dedicated Sales Tax Rev. Participating VRDN Series EGL 00 1306, 3.53% (Liquidity Facility Citibank NA) (c)(f)	10,520	10,520
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	4,600	4,600
Series GS 06 6Z, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	1,780	1,780
Series MSTC 266, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	14,910	14,910
Series Putters 269, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,660	2,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN: - continued
Series PZ 45, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 4,895	$ 4,895
Series TOC 05 Z5, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	15,705	15,705
Mundelein Indl. Dev. Rev. (Print-O-Tape Proj.) Series 1997, 3.63%, LOC Harris NA, VRDN (c)(e)	3,420	3,420
Palos Hills Multi-family Hsg. Rev. (Green Oaks Proj.) Series 1998, 3.55%, LOC Fannie Mae, VRDN (c)(e)	10,630	10,630
Roaring Fork Muni. Prods LLC Participating VRDN Series RF 05 12, 3.56% (Liquidity Facility Bank of New York, New York) (c)(f)	12,815	12,815
Rockford Indl. Dev. Rev. (Ringcan Corp. Proj.) Series 1998, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	500	500
Saint Charles Indl. Dev. Rev. (Pier 1 Imports-Midwest, Inc. Proj.) Series 1986, 3.52%, LOC JPMorgan Chase Bank, VRDN (c)(e)	9,500	9,500
Schaumburg Village Gen. Oblig. Participating VRDN Series EGL 06 81 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	18,675	18,675
Springfield Pub. Util. Rev. Participating VRDN Series 06 53, 3.53% (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	12,995	12,995
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series Merlots 01 A105, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,145	3,145
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series PT 3482, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,395	9,395
Will County Cmnty. Unit School District #365, Valley View Participating VRDN:
Series PZ 47, 3.54% (Liquidity Facility BNP Paribas SA) (c)(f)	10,380	10,380
Series TOC 05 Z13, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	11,460	11,460
Will County Multi-family Hsg. Rev. (Sierena Dev. Proj.):
3.55%, LOC LaSalle Bank NA, VRDN (c)(e)	7,655	7,655
3.55%, LOC LaSalle Bank NA, VRDN (c)(e)	4,990	4,990
Will County School District #122 Participating VRDN Series PZ 59, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,250	5,250
Winnebago County Gen. Oblig. Participating VRDN Series PT 2070, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,655	5,655
		1,046,123
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - 2.5%
Anderson Econ. Dev. Auth. Rev. (AppleCreek Commons Proj.) 3.54%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(e)	$ 5,840	$ 5,840
Brownsburg 1999 School Bldg. Corp. Participating VRDN Series PT 3234, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,135	6,135
Carmel Wtrwks. Rev. BAN Series A, 4.5% 9/21/07	20,000	20,133
Columbus City Rev. (Rock-Tenn Co. Mill Division Proj.) Series 1995, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	6,750	6,750
Crawford County Econ. Dev. Rev. (Jasper Engine Exchange Proj.) Series 1997, 3.6%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	2,800	2,800
Elkhart County Multi-family Hsg. Rev. (Pedcor Investments Proj.) Series 2000, 3.55%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(e)	7,987	7,987
Franklin Econ. Dev. Rev. (Pedcor Investments LP-Lakeview II Proj.) 3.53%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(e)	2,032	2,032
Hammond Swr. & Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 3.57%, VRDN (c)(e)	19,500	19,500
Ind. Hsg. & Cmnty. Dev. Auth. Sf Mr Participating VRDN Series PA 1423 R, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	7,500	7,500
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	17,000	17,000
Indiana Dev. Fin. Auth. Envir. Rev.:
(Mittal Steel Co. Proj.) 3.55%, LOC Bank of Montreal, VRDN (c)(e)	8,100	8,100
(PSI Energy Proj.) Series A, 3.58%, LOC Barclays Bank PLC, VRDN (c)(e)	36,500	36,500
(PSI Energy, Inc. Proj.) Series B, 3.53%, LOC Calyon, VRDN (c)(e)	10,500	10,500
Indiana Dev. Fin. Auth. Indl. Dev. Rev. (Republic Services, Inc. Proj.) 3.84%, VRDN (c)(e)	7,000	7,000
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series 2002 A, 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	6,250	6,250
Series 2002 B, 3.54%, LOC JPMorgan Chase Bank, VRDN (c)(e)	7,000	7,000
Indiana Fin. Auth. Rev. Participating VRDN Series ROC II R6056, 3.52% (Liquidity Facility Citibank NA) (c)(f)	12,250	12,250
Indiana Health Facility Fing. Auth. Rev. Participating VRDN Series PA 972, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,400	7,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Hsg. & Cmnty. Dev. Auth. ( Sf Mortgage Rev. Proj.) Series B-3, 3.55% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(e)	$ 27,000	$ 27,000
Indiana Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Clipper 05 12, 3.57% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	12,914	12,914
Series Merlots 01 A2, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	970	970
Series Merlots 97 H, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	2,535	2,535
Series Putters 1204, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	5,670	5,670
Series ROC II R99, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	3,260	3,260
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Participating VRDN:
Series ROC RR II R 529 PB, 3.53% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,405	8,405
3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	16,390	16,390
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series MT 33, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,915	5,915
Series PT 3249, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,680	5,680
Indianapolis Arpt. Auth. Participating VRDN Series MSTC 06 263 Class A, 3.56% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)(f)	10,420	10,420
Indianapolis Arpt. Auth. Rev. Participating VRDN Series LB 05 L24, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	16,395	16,395
Indianapolis Econ. Dev. Multi-family Hsg. Rev. 3.55%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(e)	9,910	9,910
Indianapolis Econ. Dev. Rev.:
(Pine Glen Apts. Proj.) 3.55%, LOC Fed. Home Ln. Bank, Cincinnati, VRDN (c)(e)	6,300	6,300
(US LLC Proj.) Series 1996, 3.9%, LOC JPMorgan Chase Bank, VRDN (c)(e)	300	300
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN:
Series MT 150, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	7,170	7,170
Series MT 39, 3.55% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)(f)	16,270	16,270
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN: - continued
Series Putters 1154, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	$ 14,170	$ 14,170
Series Putters 1424, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	16,870	16,870
Knox Econ. Dev. Rev. (Toll IN LLC Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	9,435	9,435
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 3.78%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(e)	600	600
Lawrence Econ. Dev. Rev. (Westminster Village North Proj.) 3.53%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	8,200	8,200
Rockport Indl. Dev. Rev. (AK Steel Corp. Proj.):
Series 1998 A, 3.57%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	10,000	10,000
Series 1999 A, 3.57%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	10,000	10,000
Rockport Poll. Cont. Rev. (AK Steel Corp. Proj.) Series 1997 A, 3.57%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	10,000	10,000
Springfield Pub. Util. Rev. Participating VRDN Series 06 34, 3.58% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)(f)	9,520	9,520
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 3.6%, LOC Nat'l. City Bank, Indiana, VRDN (c)(e)	4,085	4,085
		439,061
Iowa - 0.5%
Iowa Fin. Auth.:
Participating VRDN:
Series 2003 L21J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	7,545	7,545
Series LB 04 L33J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	11,305	11,305
Series 2003 F, 3.55% (Liquidity Facility Wells Fargo Bank NA), VRDN (c)(e)	11,385	11,385
Series 2005 C, 3.55% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(e)	12,000	12,000
Iowa Fin. Auth. Single Family Rev.:
Participating VRDN:
Series BA 00 N, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	6,365	6,365
Series Putters 1205, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	9,220	9,220
Series ROC II R74, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	2,575	2,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Iowa - continued
Iowa Fin. Auth. Single Family Rev.: - continued
(Mtg. Backed Securities Prog.) Series 2004 G, 3.57% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(e)	$ 15,500	$ 15,500
Tobacco Settlement Auth. Tobacco Settlement Rev. Participating VRDN Series ROC II R456CE, 3.53% (Liquidity Facility Citibank NA) (c)(f)	11,770	11,770
		87,665
Kansas - 0.3%
Chanute Indl. Dev. Rev. (Ash Grove Cement Co. Proj.) Series 2000, 3.55%, LOC Bank of America NA, VRDN (c)(e)	25,100	25,100
City of Lawrence BAN Series 2006-I, 4.35% 10/1/07	12,245	12,329
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series EGL 00 1601, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,000	5,000
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 1193, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,550	4,550
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 3.55%, LOC Fannie Mae, VRDN (c)(e)	7,800	7,800
		54,779
Kentucky - 1.6%
Carroll County Solid Waste Disp. Rev. (North American Stainless LP Proj.) Series 2000, 3.58%, LOC JPMorgan Chase Bank, VRDN (c)(e)	10,000	10,000
City of Madisonville (The Trover Clinic Fdn, Inc. Proj.) 3.51%, VRDN (c)	19,250	19,250
Daviess County Exempt Facilities Rev. (Kimberly-Clark Tissue Co. Proj.) 3.55% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(e)	4,770	4,770
Daviess County Solid Waste Disp. Facilities Rev. (Scott Paper Co. Proj.):
Series 1993 A, 3.55% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(e)	48,150	48,150
Series 1993 B, 3.55% (Kimberly-Clark Corp. Guaranteed), VRDN (c)(e)	32,900	32,900
Elizabethtown Indl. Bldg. Rev. (Altec Industries, Inc. Proj.) Series 1997, 3.5%, LOC Wachovia Bank NA, VRDN (c)(e)	5,000	5,000
Henderson County Indl. Dev. Auth. (Pittsburg Tank & Tower Co. Proj.) 3.6%, LOC U.S. Bank NA, Minnesota, VRDN (c)(e)	100	100
Jefferson County Indl. Bldg. Rev. (Wynn Starr Foods Proj.) Series 1996, 3.9%, LOC JPMorgan Chase Bank, VRDN (c)(e)	900	900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kenton County Arpt. Board Arpt. Rev. Participating VRDN:
Series FRRI 02 L15, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	$ 5,475	$ 5,475
Series PT 490, 3.55% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	6,245	6,245
Kentucky Econ. Dev. Fin. Auth. Indl. Bldg. Rev. (Republic Svcs., Inc. Proj.) Series 2000, 3.58%, LOC Bank of America NA, VRDN (c)(e)	5,000	5,000
Kentucky Higher Ed. Student Ln. Corp. Student Ln. Rev. Series 1991 E, 3.5% (AMBAC Insured), VRDN (c)(e)	29,150	29,150
Kentucky Hsg. Auth. Participating VRDN 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	8,740	8,740
Kentucky Hsg. Corp. Hsg. Rev. Participating VRDN Series 03 L49J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	2,865	2,865
Kentucky Hsg. Corp. Single Family Mtg. Rev. Participating VRDN:
Series MT 230, 3.55% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)(f)	3,935	3,935
Series MT 271, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	5,280	5,280
Larue County Indl. Dev. Rev. (CMH Hodgenville, Inc. Proj.) Series 2000, 3.6%, LOC U.S. Bank NA, Minnesota, VRDN (c)(e)	6,000	6,000
Laurel County Solid Waste Disp. Rev. (Waste Mgmt. of Kentucky LLC Proj.) 3.56%, LOC Wachovia Bank NA, VRDN (c)(e)	7,300	7,300
Logan County Solid Waste Disp. (Waste Mgmt. of Kentucky LLC Proj.) 3.56%, LOC Wachovia Bank NA, VRDN (c)(e)	7,450	7,450
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series EGL 06 53 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	14,000	14,000
Louisville & Jefferson County Swr. District Rev. Participating VRDN Series EGL 99 1701, 3.53% (Liquidity Facility Citibank NA) (c)(f)	6,115	6,115
Louisville Reg'l. Arpt. Auth. Sys. Rev. Participating VRDN Series LB 05 P3U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	11,345	11,345
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.):
Series 1984 B1, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	15,100	15,100
Series 1984 B2, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	9,830	9,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.): - continued
Series 1984 B3, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	$ 8,320	$ 8,320
Walton Indl. Bldg. Rev. (Clarion Manufacturing Corp. of America Proj.) 3.6%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(e)	2,050	2,050
		275,270
Louisiana - 2.7%
East Baton Rouge Mtg. Fing. Auth. Single Family Rev. Participating VRDN:
Series MS 973, 3.58% (Liquidity Facility Morgan Stanley) (c)(e)(f)	56,475	56,475
Series MS 996, 3.58% (Liquidity Facility Morgan Stanley) (c)(e)(f)	7,315	7,315
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Participating VRDN Series ROC II R4038, 3.55% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,095	8,095
Iberville Parish Rev. (Dow Chemical Co. Proj.) Series 1999, 3.82%, VRDN (c)(e)	7,500	7,500
Lafayette Utils. Rev. Participating VRDN Series PT 2323, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,205	5,205
Lake Charles Hbr. & Term. District Dock & Wharf Rev. (Conoco, Inc. Proj.) 3.58%, LOC JPMorgan Chase Bank, VRDN (c)(e)	14,400	14,400
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series EGL 06 73 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	9,900	9,900
Series EGL 7050038 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	4,350	4,350
Series EGL 7053027 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	29,700	29,700
Series ROC II R7021, 3.52% (Liquidity Facility Citibank NA) (c)(f)	12,015	12,015
3.53% (Liquidity Facility Citibank NA) (c)(f)	27,225	27,225
3.53% (Liquidity Facility Citibank NA) (c)(f)	11,550	11,550
Louisiana Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series LB 99 A52, 3.68% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)(f)	1,900	1,900
Series MS 1224, 3.56% (Liquidity Facility Morgan Stanley) (c)(e)(f)	28,700	28,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Hsg. Fin. Agcy. Mtg. Rev.: - continued
Participating VRDN Series Clipper 05 11, 3.63% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	$ 4,419	$ 4,419
Louisiana Office Facilities Lease Rev. Participating VRDN Series PT 2031, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,805	3,805
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series MT 46, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	7,995	7,995
Louisiana State Citizens Property Ins. Corp. Assessment Rev. Participating VRDN:
Series EGL 06 84 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	34,985	34,985
Series PT 3445, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	16,300	16,300
Series Putters 1304 T, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	20,945	20,945
New Orleans Aviation Board Rev. Series 1997 A, 3.55% (MBIA Insured), VRDN (c)(e)	18,745	18,745
New Orleans Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1137, 3.58% (Liquidity Facility Morgan Stanley) (c)(e)(f)	22,135	22,135
New Orleans Gen. Oblig. Participating VRDN Series EGL 00 1801, 3.56% (Liquidity Facility Citibank NA) (c)(f)	5,790	5,790
Port New Orleans Board Commerce Rev. 3.54%, LOC BNP Paribas SA, VRDN (c)(e)	9,855	9,855
South Louisiana Port Commission Port Facilities Rev. (Holnam, Inc. Proj.) 3.55%, LOC Wachovia Bank NA, VRDN (c)(e)	12,600	12,600
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.):
Series 1993, 3.82%, VRDN (c)(e)	15,000	15,000
Series 1994 A, 3.82%, VRDN (c)(e)	14,700	14,700
Series 1994 B, 3.75%, VRDN (c)	9,900	9,900
Series 1995, 3.82%, VRDN (c)(e)	43,600	43,600
		465,104
Maine - 0.8%
Maine Fin. Auth. Solid Waste Disposable Rev. (Casella Waste Systems, Inc. Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	12,500	12,500
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN:
Series MT 184, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	3,340	3,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maine - continued
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN: - continued
Series MT 185, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	$ 9,390	$ 9,390
Series MT 207, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	2,760	2,760
Series MT 275, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	7,140	7,140
Maine Hsg. Auth. Mtg. Purchase Rev.:
Bonds:
( Gen. Mortgage Proj.) 3.62%, tender 12/17/07 (b)(c)(e)	22,800	22,800
Series F, 3.65%, tender 9/14/07 (c)(e)	35,000	35,000
Participating VRDN Series BA 99 P, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	11,815	11,815
Series 2003 E2, 3.55% (AMBAC Insured), VRDN (c)(e)	8,115	8,115
Maine Hsg. Auth. Multi-family Dev. Rev. (Park Village Apts. Proj.) 3.5%, LOC Fannie Mae, VRDN (c)(e)	19,800	19,800
Maine Pub. Util. Fin. Pub. Util. Rev. (Maine Pub. Svc. Co. Proj.) Series 2000, 3.55%, LOC Bank of America NA, VRDN (c)(e)	9,000	9,000
Maine Tpk. Auth. Tpk. Rev. Participating VRDN Series EGL 00 1901 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	2,000	2,000
		143,660
Maryland - 1.9%
Anne Arundel County Econ. Dev. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 3.74% tender 12/5/06, LOC Wachovia Bank NA, CP mode (e)	35,000	35,000
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.):
3.68% tender 12/5/06, LOC Wachovia Bank NA, CP mode	11,900	11,900
3.71% tender 12/8/06, LOC Wachovia Bank NA, CP mode	15,000	15,000
3.8% tender 12/5/06, LOC Wachovia Bank NA, CP mode	21,100	21,100
Baltimore County Econ. Dev. Rev. (Blue Circle, Inc. Proj.) Series 1992, 3.55%, LOC BNP Paribas SA, VRDN (c)	6,100	6,100
Baltimore County Gen. Oblig.:
(Notre Dame Preparatory School Proj.) 3.68%, LOC Manufacturers & Traders Trust Co., VRDN (c)	6,750	6,750
Series 1995, 3.62% 3/7/07, CP	13,000	13,000
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) 3.7% tender 12/1/06, LOC Wachovia Bank NA, CP mode	17,500	17,500
Baltimore Rev. Participating VRDN Series SGA 20, 3.53% (Liquidity Facility Societe Generale) (c)(f)	13,900	13,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
Bonds Series N, 3.72% 9/12/07 (e)	$ 21,000	$ 21,000
Participating VRDN:
Series Floaters MT 273, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	25	25
Series LB 04 L24, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	10,825	10,825
Series LB 04 L59J, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,650	6,650
Series LB 04 L75J, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	9,140	9,140
Series MT 160, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,540	3,540
Series PT 3188, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	1,895	1,895
Series Putters 1206, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	8,885	8,885
Series Putters 1515, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	3,000	3,000
3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,550	5,550
3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	14,170	14,170
Maryland Econ. Dev. Corp. Air Cargo (AFCO Cargo BWI II LLC Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	1,600	1,600
Maryland Econ. Dev. Corp. Lease Rev. Participating VRDN Series Floaters L9J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	21,675	21,675
Maryland Energy Fing. Administration Ltd. Oblig. Rev. (Comfort Link Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	15,000	15,000
Montgomery County Hsg. Opportunity Commission Hsg. Rev. (The Grand Proj.) Series 1997 1, 3.5%, LOC Fannie Mae, VRDN (c)(e)	13,400	13,400
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN:
Series LB 04 5, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	2,100	2,100
Series MT 88, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	6,070	6,070
3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	6,955	6,955
3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,545	6,545
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev. Participating VRDN Series EGL 97 C2001, 3.53% (Liquidity Facility Citibank NA) (c)(f)	8,415	8,415
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. Participating VRDN:
Series PT 766, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	$ 7,735	$ 7,735
Series PT 842, 3.55% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)(f)	9,995	9,995
Prince Georges County Econ. Dev. Rev. (Cintas Corp. #41 Proj.) 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	335	335
		324,755
Michigan - 1.9%
Detroit City School District Participating VRDN:
Series BA 02 H, 3.56% (Liquidity Facility Bank of America NA) (c)(f)	4,620	4,620
Series ROC II R4004, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,725	4,725
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	7,365	7,365
Series GS 06 60, 3.52% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	7,600	7,600
Series Merlots 00 I, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(f)	3,200	3,200
Detroit Wtr. Supply Sys. Rev. Participating VRDN:
Series Merlots 00 D, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,995	6,995
Series Putters 200, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,100	4,100
Series Putters 345, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,495	8,495
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.53% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	12,520	12,520
Fitzgerald Pub. School District Participating VRDN Series Putters 561, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	995	995
Kentwood Pub. Schools Participating VRDN Series EGL 03 24 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	9,585	9,585
Michigan Bldg. Auth. Rev. Participating VRDN:
Series PZ 119, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,000	3,000
Series ROC II R2064, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,255	4,255
3.52% (Liquidity Facility Citibank NA) (c)(f)	9,470	9,470
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Bldg. Auth. Rev. Participating VRDN: - continued
3.53% (Liquidity Facility Citibank NA) (c)(f)	$ 8,080	$ 8,080
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series PT 732, 3.51% (Liquidity Facility Svenska Handelsbanken AB) (c)(f)	4,300	4,300
Michigan Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lexington Place Apts. Proj.) Series 1999 A, 3.52%, LOC Bank of America NA, VRDN (c)(e)	7,520	7,520
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2000 A, 3.54% (MBIA Insured), VRDN (c)(e)	39,320	39,320
Series 2002 A, 3.52% (MBIA Insured), VRDN (c)(e)	24,915	24,915
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 1999 B2, 3.58% (MBIA Insured), VRDN (c)(e)	4,400	4,400
Series 2002 A, 3.58% (MBIA Insured), VRDN (c)(e)	3,900	3,900
Series B, 3.61% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(e)	12,800	12,800
Michigan Muni. Bond Auth. Rev.:
Participating VRDN:
Series BA 02 F, 3.56% (Liquidity Facility Bank of America NA) (c)(f)	4,995	4,995
Series EGL 00 2201, 3.53% (Liquidity Facility Citibank NA) (c)(f)	16,110	16,110
RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	52,300	52,600
Michigan Strategic Fund Ltd. Oblig. Rev.:
(Dow Chemical Co. Proj.) 3.62%, VRDN (c)	4,700	4,700
(Fintex LLC Proj.) Series 2000, 3.65%, LOC Comerica Bank, Detroit, VRDN (c)(e)	1,410	1,410
(Majestic Ind., Inc. Proj.) 3.65%, LOC Comerica Bank, Detroit, VRDN (c)(e)	1,600	1,600
(YMCA Metropolitan Lansing Proj.) 3.53%, LOC LaSalle Bank Midwest NA, VRDN (c)	9,775	9,775
Wayne County Arpt. Auth. Rev. Participating VRDN:
Series MT 203, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	16,125	16,125
Series Putters 2667, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	18,330	18,330
Series Putters 836, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	7,585	7,585
		325,390
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - 1.3%
Anoka County Solid Waste Disp. Rev. Bonds (Great River Energy Proj.) 3.75% tender 12/1/06 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (e)	$ 2,600	$ 2,600
Dakota County Cmnty. Dev. Agcy. Multi-family Hsg. Rev.:
(Brentwood Hills Apts. Proj.) Series A, 3.75%, LOC LaSalle Bank NA, VRDN (c)(e)	7,195	7,195
(Regatta Commons Proj.) Series A, 3.75%, LOC LaSalle Bank NA, VRDN (c)(e)	3,100	3,100
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN:
Series MT 60, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	7,360	7,360
Series MT 61, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	13,450	13,450
Series PT 2816, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,880	2,880
Eagan Multi-family Rev. (Thomas Lake Place Apts. Proj.) Series 2003 A1, 3.55%, LOC Fannie Mae, VRDN (c)(e)	4,325	4,325
Farmington Ind. School District #192 Participating VRDN Series EGL 7050030 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	23,380	23,380
Hennepin County Hsg. & Redev. Auth. Multi-family Rev. (Stone Arch Apts. Proj.) 3.55%, LOC Fannie Mae, VRDN (c)(e)	5,600	5,600
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN:
Series MT 118, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	13,440	13,440
Series MT 120, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	7,260	7,260
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series PT 1457, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,145	5,145
Series PT 1459, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,600	5,600
Series PT 2844, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	7,420	7,420
Series PT 735, 3.55% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	5,225	5,225
Minnesota Gen. Oblig. Participating VRDN Series Putters 1421, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,205	4,205
Minnesota Hsg. Fin. Agcy.:
Bonds ( Residential Hsg. Fin. Proj.):
Series P, 3.58%, tender 11/29/07 (c)(e)	26,000	26,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Minnesota - continued
Minnesota Hsg. Fin. Agcy.: - continued
Bonds (Residential Hsg. Fin. Proj.):
Series R, 3.58%, tender 11/29/07 (c)(e)	$ 11,500	$ 11,500
Participating VRDN:
Series LB 03 L28J, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,700	6,700
Series LB 04 L23, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,520	6,520
Series LB 06 K23, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,000	5,000
Series Merlots 01 B3, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	1,580	1,580
Series Putters 1207, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	6,735	6,735
(Residential Hsg. Fin. Proj.) Series I, 3.55% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	39,560	39,560
Series G, 3.53% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	8,705	8,705
		230,485
Mississippi - 0.7%
Jackson County Indl. Sewage Facilities Rev. (Chevron U.S.A, Inc. Proj.) Series 1994, 3.55%, VRDN (c)(e)	18,100	18,100
Mississippi Bus. Fin. Corp. Envir. Impt. Rev. (Trex Co., Inc. Proj.) 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	20,300	20,300
Mississippi Bus. Fin. Corp. Rev. (Calgon Carbon Corp. Proj.) Series 1997, 3.6%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	2,925	2,925
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.54%, LOC Bank of America NA, VRDN (c)(e)	5,000	5,000
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series PT 3240, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,865	17,865
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 3.53% (Liquidity Facility Citibank NA) (c)(f)	10,900	10,900
Series Putters 138, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	11,910	11,910
Mississippi Home Corp. Multi-family Hsg. Rev.:
(Bristol Park Apts. Proj.) Series 2001 1, 3.59%, LOC Wachovia Bank NA, VRDN (c)(e)	8,200	8,200
(Cambridge Park Apts. Proj.) Series 2001 3, 3.59%, LOC Wachovia Bank NA, VRDN (c)(e)	9,800	9,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Mississippi - continued
Mississippi Home Corp. Multi-family Hsg. Rev.: - continued
(Colony Park Apts. Proj.) Series 1998 I, 3.59%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(e)	$ 8,000	$ 8,000
Mississippi Home Corp. Single Family Rev. Participating VRDN Series PT 1446, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	1,295	1,295
		114,295
Missouri - 2.0%
Curators of the Univ. of Missouri RAN (Univ. of Missouri Univ. Revs. Proj.) Series FY, 4.5% 6/29/07	15,000	15,072
Grandview Indl. Dev. Auth. Multi-family Hsg. Rev. (Briarwood Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	13,000	13,000
Kansas City Ind. Dev. Auth. Multi-family Hsg. Rev. (Orchards Apts. Proj.) 3.55%, LOC Fannie Mae, VRDN (c)(e)	10,750	10,750
Kansas City Indl. Dev. Auth. Air Cargo Facility Rev. (Kansas City Air Cargo Svcs. Proj.) 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	7,300	7,300
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
Participating VRDN Series Merlots 00 B10, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(f)	13,235	13,235
(Lutheran High School Assoc. Proj.) 3.73%, LOC U.S. Bank NA, Minnesota, VRDN (c)	4,700	4,700
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. Participating VRDN Series Putters 362, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,460	6,460
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 03 48 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	9,835	9,835
Missouri Higher Ed. Ln. Auth. Student Ln. Rev.:
Series 1990 B, 3.5%, LOC Bank of America NA, VRDN (c)(e)	37,800	37,800
Series 2005 A, 3.55% (MBIA Insured), VRDN (c)(e)	32,300	32,300
Series 2005 B, 3.55% (MBIA Insured), VRDN (c)(e)	20,000	20,000
Series 2005 C, 3.53% (MBIA Insured), VRDN (c)(e)	16,900	16,900
Series 2005 D, 3.53% (MBIA Insured), VRDN (c)(e)	2,900	2,900
Series 2005 E, 3.57% (MBIA Insured), VRDN (c)(e)	7,750	7,750
Series 2006 A, 3.55% (MBIA Insured), VRDN (c)(e)	40,000	40,000
Series 2006 B, 3.55% (MBIA Insured), VRDN (c)(e)	15,000	15,000
Series 2006 C, 3.53% (MBIA Insured), VRDN (c)(e)	6,700	6,700
Series 2006 D, 3.53% (MBIA Insured), VRDN (c)(e)	9,700	9,700
Missouri Highways & Trans. Commission State Road Rev. Participating VRDN Series PT 3567, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,570	6,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Participating VRDN:
Series BA 02 K, 3.56% (Liquidity Facility Bank of America NA) (c)(e)(f)	$ 3,825	$ 3,825
Series Clipper 05 14, 3.68% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	9,147	9,147
Series FRRI 03 L5J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,590	5,590
Series FRRI A64, 3.61% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)(f)	860	860
Series LB 04 L15, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	4,040	4,040
Series LB 04 L35J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,440	5,440
Series Merlots 01 A28, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	1,725	1,725
Series Putters 1208, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	3,970	3,970
Series Putters 1514, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	2,300	2,300
Series Putters 224, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	1,785	1,785
Saint Louis Indl. Dev. Auth. (Metropolitan Lofts Apts. Proj.):
Series 2003 A, 3.54%, LOC Fannie Mae, VRDN (c)(e)	13,250	13,250
Series 2003 C, 3.56%, LOC U.S. Bank NA, Minnesota, VRDN (c)(e)	4,050	4,050
Saint Louis Indl. Dev. Auth. Elderly Hsg. Rev. (Homer G. Phillips Historic Restoration Proj.):
Series 2001 A, 3.75%, LOC LaSalle Bank NA, VRDN (c)(e)	4,500	4,500
Series B, 3.75%, LOC LaSalle Bank NA, VRDN (c)(e)	15,500	15,500
		351,954
Montana - 0.3%
Montana Board of Hsg. Participating VRDN:
Series BA 00 I, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	3,255	3,255
Series Clipper 2006 2, 3.57% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	15,615	15,615
Series LB 03 L33J, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	16,125	16,125
Series LB 04 6, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,955	6,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Montana - continued
Montana Board of Hsg. Participating VRDN: - continued
Series Merlots 02 A19, 3.57% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	$ 1,780	$ 1,780
Series Putters 1209, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	6,470	6,470
		50,200
Nebraska - 1.6%
Douglas County Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.55%, LOC Bank of America NA, VRDN (c)(e)	3,000	3,000
Nebhelp, Inc. Rev. Series C, 3.6% (MBIA Insured), VRDN (c)(e)	15,300	15,300
Nebraska Hsg. Participating VRDN 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,005	5,005
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN:
Series BA 98 J, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	14,995	14,995
Series FRRI L31, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	1,365	1,365
Series LB 06 K52, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	7,200	7,200
Series Merlots 00 UU, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	2,930	2,930
Series 2000 F, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	22,520	22,520
Series 2001 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	22,095	22,095
Series 2001 E, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	7,335	7,335
Series 2002 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	23,200	23,200
Series 2002 F, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	19,310	19,310
Series 2003 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	13,560	13,560
Series 2003 E, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	8,830	8,830
Series 2004 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	10,780	10,780
Series 2004 G, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	9,530	9,530
Series 2005 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	15,570	15,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - continued
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.: - continued
Series 2006 B, 3.58% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (c)(e)	$ 17,460	$ 17,460
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 16 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,330	5,330
Omaha Gen. Oblig. Participating VRDN Series EGL 04 10 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,065	5,065
Omaha Pub. Pwr. District Participating VRDN:
Series EGL 06 14 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	22,135	22,135
Series EGL 7053008 Class A, 3.53% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	27,760	27,760
		280,275
Nevada - 1.5%
Clark County Arpt. Rev. Participating VRDN:
Series EGL 720050024 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	17,205	17,205
Series MT 31, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	11,590	11,590
Series PT 2358, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,195	5,195
Series Putters 498, 3.55% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(e)(f)	21,155	21,155
Series Putters 910, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	5,340	5,340
Clark County Gen. Oblig.:
Participating VRDN Series PZ 132, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,710	8,710
Series B, 3.62% 3/8/07, LOC Landesbank Hessen-Thuringen, CP	20,000	20,000
Clark County Indl. Dev. Rev.:
Participating VRDN:
Series Floaters 04 1181, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	3,170	3,170
Series MS 06 1325, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	14,400	14,400
(Southwest Gas Corp. Proj.) Series A, 3.55%, LOC Bank of America NA, VRDN (c)(e)	12,500	12,500
Clark County School District Participating VRDN:
Series PT 2406, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,895	5,895
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Clark County School District Participating VRDN: - continued
Series PT 3261, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 16,010	$ 16,010
Series PT 3404, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	22,800	22,800
Series Putters 1157, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	17,420	17,420
Director of State Dept. Bus. & Ind. Indl. Dev. Rev. (Valley Joist, Inc. Proj.) Series A, 3.59%, LOC AmSouth Bank NA, Birmingham, VRDN (c)(e)	6,845	6,845
Director of State Dept. Bus. & Ind. Solid Waste Disp. Rev. (Republic Svcs., Inc. Proj.) 3.87%, VRDN (c)(e)	24,900	24,900
Las Vegas Valley Wtr. District Participating VRDN Series PT 1672, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	16,365	16,365
Nevada Gen. Oblig. Participating VRDN Series Putters 840, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,595	2,595
Nevada Hsg. Division:
Participating VRDN Series Merlots 00 A6, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	1,150	1,150
(Horizon Apt. Hsg. Proj.) Series 2000 A, 3.51%, LOC Fannie Mae, VRDN (c)(e)	5,510	5,510
Nevada Sys. of Higher Ed. Univs. Rev. Participating VRDN Series PT 3212, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,715	10,715
Truckee Meadows Wtr. Auth. Wtr. Rev. Participating VRDN Series ROC II R 6078, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,300	9,300
		258,770
New Hampshire - 1.1%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 05 3, 3.57% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	52,000	52,000
Manchester Arpt. Rev. 3.58% (FGIC Insured), VRDN (c)(e)	33,195	33,195
New Hampshire Bus. Fin. Auth. Ind. Dev. Rev. (Wiggins Airways Proj.) Series 1998, 3.55%, LOC Bank of America NA, VRDN (c)(e)	2,500	2,500
New Hampshire Bus. Fin. Auth. Resource Recovery Rev. (Wheelabrator Concord Co. LP Proj.) Series 1997 B, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	4,525	4,525
New Hampshire Bus. Fin. Auth. Rev. (Luminescent Sys., Inc. Proj.) Series 1998, 3.65%, LOC HSBC Bank USA, VRDN (c)(e)	3,050	3,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Hampshire - continued
New Hampshire Bus. Fin. Auth. Solid Waste Disp. Rev. (Lonza Biologies, Inc. Proj.) 3.57%, LOC Deutsche Bank AG, VRDN (c)(e)	$ 20,000	$ 20,000
New Hampshire Hsg. Fin. Auth. Multi-family Rev. (Pheasant Run Proj.) 3.51%, LOC Fannie Mae, VRDN (c)(e)	7,600	7,600
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN:
Series BA 01 B, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	1,365	1,365
Series LB 05 P4, 3.59% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,650	6,650
Series Merlots 00 A29, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	1,670	1,670
Series Merlots 00 B13, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	450	450
Series Merlots 01 A51, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	2,230	2,230
Series Merlots 01 A82, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	2,475	2,475
Series Merlots 97 F, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	2,035	2,035
Series PA 351, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	640	640
Series Putters 1210, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	7,880	7,880
Series Putters 1284, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	8,385	8,385
Series Putters 1555, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	6,200	6,200
3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	16,935	16,935
New Hampshire State Hsg. Fin. Rev. Participating VRDN Series Putters 1431, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	12,245	12,245
		192,030
New Jersey - 1.2%
New Jersey Gen. Oblig. TRAN 4.5% 6/22/07	205,400	206,532
New Jersey Trans. Trust Fund Auth. Participating VRDN Series PZ 111, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	995	995
		207,527
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Mexico - 0.1%
Dona Ana County Indl. Dev. Rev. (Karr Tool & Manufacturing Proj.) Series 1996, 3.57%, LOC U.S. Bank NA, Minnesota, VRDN (c)(e)	$ 1,785	$ 1,785
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 3.7%, LOC Nat'l. City Bank, Indiana, VRDN (c)(e)	480	480
New Mexico Mortgage Fin. Auth. Participating VRDN 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,790	5,790
New Mexico Mtg. Fin. Auth. Participating VRDN:
Series Clipper 05 15, 3.68% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	11,500	11,500
Series Merlots 00 A9, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	2,030	2,030
Series Merlots 01 A37, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	4,995	4,995
		26,580
New York - 0.2%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 3, 3.55% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	1,500	1,500
Energy Northwest Elec. Rev. Participating VRDN Series MSTC 02 188, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	10,995	10,995
New York State Mtg. Agcy. Rev. Participating VRDN Series PA 410, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,770	2,770
Sales Tax Asset Receivables Corp. Participating VRDN Series PT 3521, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	14,940	14,940
		30,205
New York & New Jersey - 0.9%
Port Auth. of New York & New Jersey Participating VRDN Series EGL 06 107 Class A, 3.55% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	151,450	151,450
Non State Specific - 1.1%
Clipper Tax-Exempt Trust Participating VRDN:
Series Clipper 04 11, 3.61% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	41,000	41,000
Series Clipper 05 18, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	22,925	22,925
Series Clipper 05 19, 3.61% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	6,575	6,575
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Non State Specific - continued
Clipper Tax-Exempt Trust Participating VRDN: - continued
Series Clipper 2006 2, 3.63% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	$ 10,000	$ 10,000
3.63% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	10,000	10,000
Illinois, Georgia & Kansas Participating VRDN Series LB 06 P30U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	13,015	13,015
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN:
Series LB 04 L68J, 3.69% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	19,210	19,210
Series LB 05 L11, 3.66% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	12,685	12,685
Series LB 05 LJ5, 3.66% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	21,795	21,795
Puttable Floating Option Tax Receipts Participating VRDN:
Series PZP 015, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,685	12,685
Series PZP 017, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,600	3,600
Series PZP 018, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,965	9,965
		183,455
North Carolina - 3.8%
Brunswick County Enterprise Participating VRDN PT 2235, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,325	5,325
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 3.6%, LOC Nat'l. City Bank, VRDN (c)(e)	2,300	2,300
Charlotte Arpt. Rev.:
Participating VRDN Series ROC II 99 R9, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	3,000	3,000
Series A, 3.53% (MBIA Insured), VRDN (c)(e)	20,000	20,000
Concord Multi-family Hsg. Rev. (Concord Chase Apts. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	5,565	5,565
Gaston County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Duke Energy Corp. Proj.) Series 1999, 3.82%, VRDN (c)(e)	18,100	18,100
Henderson County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (American Coating Technologies Proj.) 3.65%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(e)	2,650	2,650
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Mecklenburg Co. Multi-family Hsg. Rev. (Sycamore Green Apartments Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	$ 5,910	$ 5,910
North Carolina Agric. Fin. Auth. Agric. Dev. Rev. (J.W. Jones Lumber Co. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	3,600	3,600
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series Eagle 06 0131, 3.53% (Liquidity Facility Citibank NA) (c)(f)	20,000	20,000
Series EGL 7053004 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	13,105	13,105
Series EGL 7053016 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	8,500	8,500
Series 06A, 3.55%, LOC Wachovia Bank NA, VRDN (c)(e)	23,500	23,500
Series 06B, 3.51%, LOC Wachovia Bank NA, VRDN (c)(e)	9,000	9,000
3.71% 12/6/06, CP	9,448	9,448
3.71% 12/8/06, CP	10,000	10,000
North Carolina Hsg. Fin. Agcy. Home Ownership Rev. Participating VRDN:
Series Clipper 05 8, 3.56% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	33,090	33,090
Series FRRI 02 L7, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	3,725	3,725
Series FRRI 03 L17, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	1,700	1,700
Series Merlots 06 B12, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	9,200	9,200
Series Putters 1553, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	5,045	5,045
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Participating VRDN Series Putters 341, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	13,320	13,320
North Carolina State Ed. Assistance Auth. Student Ln. Rev.:
Series 2005 A1, 3.52% (AMBAC Insured), VRDN (c)(e)	60,000	60,000
Series 2005 A2, 3.54% (AMBAC Insured), VRDN (c)(e)	43,250	43,250
Series 2005 A3, 3.55% (AMBAC Insured), VRDN (c)(e)	23,500	23,500
Series 2005 A4, 3.51% (AMBAC Insured), VRDN (c)(e)	40,000	40,000
Piedmont Triad Arpt. Auth. Series B, 3.55% (XL Cap. Assurance, Inc. Insured), VRDN (c)(e)	34,010	34,010
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 3.7%, LOC Citibank NA, VRDN (c)(e)	6,400	6,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Raleigh Durham Arpt. Auth. Rev.:
Series 2006 A, 3.5% (XL Cap. Assurance, Inc. Insured), VRDN (c)(e)	$ 51,500	$ 51,500
Series 2006 B, 3.58% (XL Cap. Assurance, Inc. Insured), VRDN (c)(e)	52,000	52,000
Series 2006 C, 3.55% (XL Cap. Assurance, Inc. Insured), VRDN (c)(e)	13,150	13,150
Rockingham County Indl. Facilities & Poll. Cont. Fing. Auth. Rev. (Pine Brick Co., Inc. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	6,900	6,900
Sampson County Indl. Facilities & Poll. Cont. Fing. Auth. Envir. Facilities Rev. (Sampson County Disp., Inc. Proj.):
3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	30,855	30,855
3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	7,000	7,000
Union County Indl. Facilities & Poll. Cont. Fing. Auth. Indl. Dev. Rev. (Greiner Vacuette NA Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	6,500	6,500
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	42,710	42,710
Wake County Hsg. Auth. Multi-family Rev. (Grove at Cary Park Apt. Proj.) Series 2001 A, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	6,840	6,840
Wake County Indl. Facilities & Poll. Cont. Fin. Agcy. Indl. Dev. Rev. (Carolina Indl. LLC Proj.) Series 1997, 3.63%, LOC Harris NA, VRDN (c)(e)	1,425	1,425
Wilmington Hsg. Auth. Multi-family Rev. (Garden Lake Estates Proj.) Series 1999, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	5,100	5,100
		657,223
North Dakota - 0.2%
Mercer County Poll. Cont. Rev. (United Pwr. Assoc. Proj.) Series 1994 C, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	7,850	7,850
North Dakota Hsg. Fin. Agcy. Rev. Series 2003 A:
3.54% (Liquidity Facility KBC Bank NV), VRDN (c)(e)	10,000	10,000
3.54% (Liquidity Facility KBC Bank NV), VRDN (c)(e)	12,490	12,490
		30,340
Ohio - 1.4%
Bellefontaine Hosp. Facilities Rev. (Mary Rutan Hosp. Proj.) 3.53%, LOC Nat'l. City Bank, VRDN (c)	6,520	6,520
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Cincinnati Student Ln. Fdg. Corp. Student Ln. Rev.:
Series 1998 A1, 3.55% (Liquidity Facility Sallie Mae), VRDN (c)(e)	$ 35,700	$ 35,700
Series 1998 A2, 3.55% (Liquidity Facility Sallie Mae), VRDN (c)(e)	34,200	34,200
Cuyahoga County Health Care Facilities Rev. (Altenheim Proj.) 3.53%, LOC U.S. Bank NA, Minnesota, VRDN (c)	7,600	7,600
Delaware County Health Care Facilities (Willow Brook Christian Cmnty. Proj.) Series 1999, 3.6%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	5,600	5,600
Middletown Hosp. Facilities Rev. Participating VRDN Series MT 239, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	12,495	12,495
Ohio Air Quality Dev. Auth. Rev.:
(Cincinnati Gas & Elec. Co. Proj.) Series A, 3.72%, VRDN (c)	13,700	13,700
Series A, 3.54%, LOC Barclays Bank PLC, VRDN (c)(e)	8,000	8,000
Ohio Gen. Oblig. Participating VRDN Series ROC II R1068, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	2,880	2,880
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series EGL 7053020 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	17,120	17,120
Ohio Hsg. Fin. Agcy. Mtg. Rev.:
Participating VRDN:
Series BA 98 B, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	18,755	18,755
Series BA 98 Q, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	20,395	20,395
Series LB 03 L46J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	4,000	4,000
Series PT 241, 3.54% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)(f)	80	80
Series PT 582, 3.54% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)(f)	2,520	2,520
Series Putters 1334, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	2,265	2,265
(Mortgage-Backed Securities Prog.):
Series 2005 B1, 3.54% (Liquidity Facility Fed. Home Ln. Bank, Cincinnati), VRDN (c)(e)	15,700	15,700
Series B, 3.52% (Liquidity Facility Citibank NA), VRDN (c)(e)	18,500	18,500
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Club at Spring Valley Apts. Proj.) Series 1996 A, 3.56%, LOC Key Bank NA, VRDN (c)(e)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Hsg. Fin. Agcy. Multi-family Hsg. Rev.: - continued
(Pedcor Invts. Willow Lake Apts. Proj.) Series A, 3.55%, LOC Fed. Home Ln. Bank, Indianapolis, VRDN (c)(e)	$ 2,400	$ 2,400
Ohio Wtr. Dev. Auth. (Waste Mgmt., Inc. Proj.) Series B, 3.6%, LOC Bank of America NA, VRDN (c)(e)	8,100	8,100
Richland County Indl. Dev. Rev. (Sabin Robbins Paper Co. Proj.) Series 1997, 3.6%, LOC LaSalle Bank Midwest NA, VRDN (c)(e)	700	700
Stark County Indl. Dev. Rev. (H-P Products, Inc. Proj.) 3.62%, LOC Key Bank NA, VRDN (c)(e)	2,200	2,200
Univ. of Cincinnati Gen. Receipts BAN Series E, 4.75% 7/6/07	7,375	7,417
		250,647
Oklahoma - 1.5%
Clipper Tax-Exempt Trust Participating VRDN Series Clipper 04 3, 3.6% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	21,800	21,800
Comanche County Indl. Dev. Auth. Rev. (Silver Line Plastics Corp. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	5,900	5,900
Guymon Util. Auth. Rev. (Seaboard Proj.) Series 1995, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	3,300	3,300
Muskogee Med. Ctr. Auth. Rev. 3.55%, LOC Bank of America NA, VRDN (c)	7,200	7,200
Oklahoma Cap. Impt. Auth. Facilities Participating VRDN Series PT 3284, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,975	8,975
Oklahoma Dev. Fin. Auth. Rev.:
Bonds (ConocoPhillips Co. Proj.) 3.45%, tender 12/1/07 (c)(e)	20,350	20,350
(Shawnee Fdg. LP Proj.) Series 1996, 3.54%, LOC Bank of Nova Scotia, VRDN (c)(e)	3,100	3,100
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN:
Series LB 06 P42, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,500	6,500
Series LB 99 A5, 3.61% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)(f)	1,345	1,345
Series Putters 1380, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	10,710	10,710
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 3.53% (MBIA Insured), VRDN (c)(e)	22,125	22,125
Series 2003 A2, 3.53% (MBIA Insured), VRDN (c)(e)	24,000	24,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - continued
Oklahoma Student Ln. Auth. Rev.: - continued
Series 2006 A1, 3.54% (MBIA Insured), VRDN (c)(e)	$ 74,295	$ 74,295
Series A, 3.53% (MBIA Insured), VRDN (c)(e)	29,700	29,700
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 1068, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	11,740	11,740
Tulsa Indl. Auth. Indl. Dev. Rev. (Southwest United Ind., Inc./Southwest Aeroservices Proj.) Series 1998, 3.6%, LOC Bank of America NA, VRDN (c)(e)	1,800	1,800
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B2, 3.63% (Liquidity Facility Bank of America NA) (c)(f)	7,000	7,000
		259,840
Oregon - 0.7%
Multnomah County Hosp. Facilities Auth. Rev. Participating VRDN Series PA 1257, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,000	5,000
Oregon Econ. & Cmnty. Econ. Dev. Rev. (American Bridge Co. Proj.) Series 205, 3.6%, LOC Nat'l. City Bank, PA, VRDN (c)(e)	4,045	4,045
Oregon Homeowner Rev. Participating VRDN:
Series MT 227, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	8,000	8,000
Series MT 228, 3.55% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)(f)	38,100	38,100
Series MT 229, 3.53% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	10,635	10,635
Oregon Hsg. & Cmnty. Svcs. Dept. Mtg. Rev. Participating VRDN Series Merlots 01 B5, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	5,905	5,905
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 3.66% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	11,750	11,750
Portland Hsg. Auth. Rev.:
(New Columbia - Cecelia Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	5,250	5,250
(New Columbia - Trouton Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	24,730	24,730
		113,415
Pennsylvania - 6.1%
Allegheny County Arpt. Rev. Participating VRDN Series PA 567, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	10,905	10,905
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.:
Bonds (South Hills Health Sys. Proj.) Series 2000 A, 3.68%, tender 6/1/07, LOC PNC Bank NA, Pittsburgh (c)	$ 5,600	$ 5,600
Participating VRDN Series Putters 1281, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	20,600	20,600
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.48%, VRDN (c)	40,400	40,400
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds Series 96, 3.75% tender 12/5/06, CP mode (e)	16,700	16,700
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. Participating VRDN Series PA 1139, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	6,000	6,000
Cambria County Ind. Dev. Auth. (Cambria Cogen Co. Proj.):
Series 1998 A1, 3.58%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(e)	70,300	70,300
Series 1998 A2, 3.64%, LOC Bayerische Hypo-und Vereinsbank AG, VRDN (c)(e)	12,805	12,805
Crawford County Indl. Dev. Auth. Rev. (Clear Lake Lumber, Inc. Proj.) Series 1997, 3.6%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	1,825	1,825
Delaware County Indl. Dev. Auth. Rev. Participating VRDN Series PA 1295, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	11,100	11,100
Gen. Auth. of South Central (Lutheran Social Svc. Proj.) 3.68%, LOC Manufacturers & Traders Trust Co., VRDN (c)	12,735	12,735
Lehigh County Indl. Dev. Auth. Rev. (Mancor Industries, Inc. Proj.) 3.6%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	2,000	2,000
Northampton County Indl. Dev. Auth. Rev.:
Bonds (American Wtr. Cap. Corp. Proj.):
Series 91, 3.75% tender 12/5/06, CP mode (e)	15,450	15,450
3.65% tender 12/1/06, CP mode (e)	18,250	18,250
(Binney & Smith, Inc. Proj.) Series 1997 A, 3.53%, LOC JPMorgan Chase Bank, VRDN (c)(e)	1,900	1,900
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(FirstEnergy Corp. Proj.) Series A, 3.6%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	7,200	7,200
(Merck & Co. Proj.) Series 2000, 3.55%, VRDN (c)(e)	17,000	17,000
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(Giffen, Schlaegle & Pirilla Group Proj.) Series 1992 A3 Class A, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	75	75
(Westrum Hanover, LP Proj.) 3.54%, LOC Fed. Home Ln. Bank Pittsburg, VRDN (c)(e)	5,600	5,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.: - continued
Series 1994 B3, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	$ 700	$ 700
Series 1996 D5, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	1,700	1,700
Series 1997 B1, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	900	900
Series 1997 B4, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	900	900
Series 1997 B6, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	300	300
Series 1997 B8, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	600	600
Series 1997 B9, 3.56%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	500	500
Pennsylvania Econ. Dev. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 3.87%, VRDN (c)(e)	10,900	10,900
Pennsylvania Econ. Dev. Fing. Auth. Wastewtr. Treatment Rev. (Sunoco, Inc. (R&M) Proj.):
Series A, 3.855%, VRDN (c)(e)	8,400	8,400
Series B, 3.61% (Sunoco, Inc. Guaranteed), VRDN (c)(e)	6,900	6,900
Pennsylvania Higher Ed. Assistance Agcy. Student Ln. Rev.:
Series 1988 A, 3.53% (AMBAC Insured), VRDN (c)(e)	23,200	23,200
Series 1994 A, 3.53% (AMBAC Insured), VRDN (c)(e)	46,700	46,700
Series 1997 A, 3.55% (AMBAC Insured), VRDN (c)(e)	18,600	18,600
Series 1999 A, 3.52% (AMBAC Insured), VRDN (c)(e)	5,300	5,300
Series 2000 A, 3.55% (AMBAC Insured), VRDN (c)(e)	21,800	21,800
Series 2001 B, 3.53% (FSA Insured), VRDN (c)(e)	31,200	31,200
Series 2002 B, 3.55% (FSA Insured), VRDN (c)(e)	47,200	47,200
Series A:
3.52% (AMBAC Insured), VRDN (c)(e)	212,000	212,000
3.55% (AMBAC Insured), VRDN (c)(e)	20,000	20,000
3.55% (FSA Insured), VRDN (c)(e)	79,000	79,000
Series A1, 3.55% (AMBAC Insured), VRDN (c)(e)	35,400	35,400
Pennsylvania Higher Edl. Facilities Auth. Hosp. Rev. Participating VRDN Series MT 42, 3.54% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	25,700	25,700
Pennsylvania Hsg. Fin. Agcy.:
Participating VRDN:
Series LB 06 P35, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,100	5,100
Series PA 1235, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,400	2,400
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Hsg. Fin. Agcy.: - continued
Participating VRDN:
Series PA 930, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	$ 1,000	$ 1,000
Series PT 2190, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	6,440	6,440
Series PT 890, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	14,380	14,380
Series 2004 84D, 3.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(e)	13,000	13,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2006 94B, 3.55% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(e)	22,165	22,165
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series Putters 366Z, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Philadelphia Arpt. Rev.:
Participating VRDN Series SG 118, 3.55% (Liquidity Facility Societe Generale) (c)(e)(f)	9,715	9,715
Series 2005 C, 3.55% (MBIA Insured), VRDN (c)(e)	10,800	10,800
Philadelphia Auth. for Indl. Dev. Arpt. Rev. Participating VRDN Series PA 882, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,795	3,795
Philadelphia Gen. Oblig.:
Participating VRDN Series Putters 1472, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,900	4,900
TRAN 4.5% 6/29/07	40,200	40,363
Philadelphia Redev. Auth. Rev. Participating VRDN Series DB 134, 3.53% (Liquidity Facility Deutsche Bank AG) (c)(e)(f)	6,800	6,800
Philadelphia Wtr. & Wastewtr. Rev. Participating VRDN Series EGL 7050050 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	15,305	15,305
Pittsburgh Urban Redev. Auth. Single Family Mortgage Rev. Participating VRDN Series PT 996, 3.54% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)(f)	13,320	13,320
		1,048,828
Rhode Island - 0.4%
Rhode Island Econ. Dev. Corp. Participating VRDN:
Series PT 2954, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,240	2,240
Series Putters 971, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	3,465	3,465
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - continued
Rhode Island Hsg. & Mtg. Fin. Corp.:
Participating VRDN Series PT 3618, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	$ 6,295	$ 6,295
3.52%, LOC Key Bank NA, VRDN (c)(e)	35,000	35,000
Rhode Island Hsg. Auth. Participating VRDN Series LB 06 FX3, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	8,700	8,700
Rhode Island Indl. Facilities Corp. Indl. Dev. Rev. (NFA Corp. Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	5,000	5,000
Rhode Island Student Ln. Auth. Student Ln. Rev. Participating VRDN Series PT 3634, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	6,900	6,900
		67,600
South Carolina - 1.9%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series A, 3.6%, VRDN (c)(e)	4,100	4,100
Dorchester County Indl. Dev. Rev. (SYN Strand, Inc. Proj.) Series 1994, 3.53%, LOC JPMorgan Chase Bank, VRDN (c)(e)	7,650	7,650
Florence-Darlington Commission for Technical Ed. Spl. Fee Rev. Participating VRDN Series PT 2549, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,195	6,195
Horry County School District Participating VRDN Series PT 3606, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	35,790	35,790
Med. Univ. Hosp. Auth. Hosp. Facilities Rev. Participating VRDN Series Austin 05 A, 3.53% (Liquidity Facility Bank of America NA) (c)(f)	36,465	36,465
North Charleston Hsg. Auth. Multi-family Hsg. Rev. (Horizon Village Proj. ) Series B, 3.54%, LOC Bank of America NA, VRDN (c)(e)	5,000	5,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.75%, VRDN (c)	16,000	16,000
Orangeburg County Solid Waste Disp. Facilities Rev. Participating VRDN Series Merlots 97 B, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	8,825	8,825
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 06 252, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	6,860	6,860
Richland County School District #2 Participating VRDN Series PT 1646, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,055	18,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Participating VRDN:
Series BA 01 L, 3.63% (Liquidity Facility Bank of America NA) (c)(e)(f)	$ 2,300	$ 2,300
Series PA 1072, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,175	5,175
Series ROC II R398, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	2,075	2,075
South Carolina Hsg. Fin. & Dev. Auth. Multi-family Rev.:
(Cedarwoods Apts. Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	2,900	2,900
(City Heights Apt. Proj.) Series 2000 A1, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	5,620	5,620
(Spartanburg Terrace Apt. Proj.) Series 2000 C1, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	1,960	1,960
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev.:
(Alfmeier Corp. Proj.) 3.58%, LOC Bayerische Landesbank Girozentrale, VRDN (c)(e)	1,700	1,700
(Carolina Ceramics LLC Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	3,200	3,200
(Carolinas Recycling Group Proj.) Series 2001, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	3,100	3,100
(Chambers Richland Co. Landfill Proj.) Series 1997, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	9,000	9,000
(Keys Printing Co. Proj.) 3.63%, LOC JPMorgan Chase Bank, VRDN (c)(e)	1,100	1,100
(Mohawk Ind., Inc. Proj.):
Series 1997 A, 3.58%, LOC Wachovia Bank NA, VRDN (c)(e)	1,100	1,100
Series 1997 B, 3.58%, LOC Wachovia Bank NA, VRDN (c)(e)	1,800	1,800
Series C, 3.58%, LOC Wachovia Bank NA, VRDN (c)(e)	6,225	6,225
(Paxar Corp. Proj.) Series 1996, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	3,300	3,300
(Ring Missouri LP Proj.) Series 1999, 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	2,800	2,800
(Turnils North America Proj.) Series 1999, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	6,265	6,265
(Waste Mgmt. of South Carolina, Inc. Proj.) Series 2003 A, 3.54%, LOC Wachovia Bank NA, VRDN (c)(e)	5,000	5,000
South Carolina Ports Auth. Ports Rev.:
Participating VRDN Series MS 06 1390X, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	10,308	10,308
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Ports Auth. Ports Rev.: - continued
Series 1998 B, 3.58% (FSA Insured), VRDN (c)(e)	$ 25,000	$ 25,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN:
Series EGL 04 17 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	7,660	7,660
Series EGL 720053021 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	15,615	15,615
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2304, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	25,365	25,365
Series PT 2306, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,130	5,130
Series ROC II R 9016, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	8,370	8,370
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.72% tender 1/3/07, CP mode	26,000	26,000
		333,008
South Dakota - 0.6%
South Dakota Hsg. Dev. Auth.:
Participating VRDN:
Series Clipper 05 9, 3.68% (Liquidity Facility State Street Bank & Trust Co., Boston) (c)(e)(f)	11,895	11,895
Series LB 05 L18, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	11,650	11,650
Series LB 06 K21, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,015	6,015
Series Putters 1415, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	3,650	3,650
(Harmony Heights Proj.) Series 2001, 3.6%, LOC Fannie Mae, VRDN (c)(e)	6,500	6,500
Series 2005 G, 3.52% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(e)	16,600	16,600
Series 2006 C, 3.52% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(e)	45,000	45,000
		101,310
Tennessee - 1.9%
Chattanooga Indl. Dev. Board Indl. Rev. (Burner Systems Int'l., Inc. Proj.) 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	4,500	4,500
Clarksville Natural Gas Acquisition Corp. Gas Rev. Participating VRDN MOTC PA 1401, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	16,295	16,295
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Cookeville Reg'l. Med. Ctr. Auth. Rev. 3.53%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	$ 22,500	$ 22,500
Jackson Indl. Dev. Board Solid Waste Disp. Rev. (Florida Steel Corp. Proj.) Series 1995, 3.55%, LOC Bank of America NA, VRDN (c)(e)	8,000	8,000
Johnson City Health & Edl. Hosp. Rev. Participating VRDN:
Series MT 241, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	25,995	25,995
Series PA 1348, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,000	6,000
Series PA 1351, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,950	4,950
Lewisburg Indl. Dev. Board (Waste Mgmt., Inc., Proj.) 3.56%, LOC Wachovia Bank NA, VRDN (c)(e)	10,000	10,000
Loudon County Indl. Dev. Board Exempt Facilities Rev. (Kimberly-Clark Corp. Proj.) 3.55%, VRDN (c)(e)	11,600	11,600
McMinn County Indl. Dev. Board Solid Waste Disp. Facilities Rev. (Bowater, Inc. Proj.) Series 1999, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	20,000	20,000
Memphis Gen. Oblig. 3.62% 3/7/07 (Liquidity Facility WestLB AG), CP	18,100	18,100
Memphis Health, Edl. & Hsg. Facilities Board 3.59%, LOC U.S. Bank NA, Minnesota, VRDN (c)(e)	8,000	8,000
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	36,815	36,815
Series PT 706, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,525	5,525
Series PT 718, 3.55% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	4,995	4,995
Metropolitan Nashville Arpt. Auth. Passenger Fac. Charge Rev. 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	14,645	14,645
Morristown Indl. Dev. Board Indl. Dev. Rev. (BOS Automotive Prod. Proj.) 3.59%, LOC Landesbank Baden-Wuert, VRDN (c)(e)	5,000	5,000
Selmer McNairy County Indl. Dev. Board Rev. (United Stainless Proj.) 3.55%, LOC LaSalle Bank NA, VRDN (c)(e)	5,000	5,000
Sevier County Pub. Bldg. Auth. Rev. Series II D1, 3.55% (AMBAC Insured), VRDN (c)(e)	16,440	16,440
Shelby County Gen. Oblig. Participating VRDN:
Series EGL 00 4201, 3.53% (Liquidity Facility Citibank NA) (c)(f)	16,045	16,045
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Gen. Oblig. Participating VRDN: - continued
Series EGL 01 4202, 3.53% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	$ 15,550	$ 15,550
South Pittsburg Indl. Dev. Board Rev. (Lodge Manufacturing Proj.) 3.54%, LOC SunTrust Banks, Inc., VRDN (c)(e)	500	500
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	16,870	16,870
Tennessee Hsg. Dev. Agcy. Participating VRDN:
Series BA 01 H, 3.61% (Liquidity Facility Bank of America NA) (c)(e)(f)	2,760	2,760
Series FRRI 02 L13, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	4,295	4,295
Series LB L32J, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	3,700	3,700
Volunteer Student Fund Corp. Student Ln. Rev.:
Series 1988 A1, 3.52%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(e)	1,450	1,450
Series 1988 A2, 3.52%, LOC State Street Bank & Trust Co., Boston, VRDN (c)(e)	12,400	12,400
White County Indl. Dev. Board Indl. Dev. Rev. (Genlyte Thomas Group LLC Proj.) Series 2001, 3.54%, LOC Bank of America NA, VRDN (c)(e)	5,000	5,000
		322,930
Texas - 12.9%
Alliance Arpt. Auth. Spl. Facilities Rev. Participating VRDN Series GS 06 2G, 3.57% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)(f)	8,830	8,830
Arlington Spl. Oblig. Participating VRDN Series LB 05 L19, 3.59% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(f)	10,000	10,000
Austin Elec. Util. Sys. Rev. Participating VRDN Series EGL 01 4302 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	9,300	9,300
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.56% (Liquidity Facility Bank of America NA) (c)(f)	13,165	13,165
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN:
Series EGL 00 4303, 3.53% (Liquidity Facility Citibank NA) (c)(f)	10,195	10,195
Series ROC II R6029, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	4,965	4,965
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 3.53%, LOC JPMorgan Chase Bank, VRDN (c)	3,200	3,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Bexar County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Rosemont at Acme Apts. Proj.) 3.6%, LOC Wachovia Bank NA, VRDN (c)(e)	$ 13,500	$ 13,500
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series GS 06 57, 3.52% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	6,155	6,155
Brazos County Hsg. Fin. Corp. Single Family Mortgage Rev. Participating VRDN Series MT 76, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	10,245	10,245
Brazos Hbr. Indl. Dev. Corp. Envir. Facilities Rev. Bonds (ConocoPhillips Co. Proj.) 3.8%, tender 8/1/07 (c)(e)	15,500	15,500
Brazos River Auth. Poll. Cont. Rev.:
Participating VRDN Series PA 1354, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,520	3,520
(Texas Utils. Elec. Co. Proj.):
Series 2001 D1, 3.52%, LOC Wachovia Bank NA, VRDN (c)(e)	36,900	36,900
Series 2001 D2, 3.52%, LOC Wachovia Bank NA, VRDN (c)(e)	23,300	23,300
(Texas Utils. Energy Co. Proj.) Series A, 3.55%, LOC Wachovia Bank NA, VRDN (c)(e)	41,530	41,530
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series A2, 3.82%, VRDN (c)(e)	9,500	9,500
Brazosport Independent School District Participating VRDN Series PT 2315, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,330	5,330
Brownsville Indl. Dev. Corp. Rev. (Rich-Seapak Corp. Proj.) Series 1997, 3.54%, LOC HSBC Bank USA, VRDN (c)(e)	6,250	6,250
Brownsville Util. Sys. Rev. Participating VRDN Series Putters 1132, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	11,945	11,945
Calhoun County Navigation District Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	13,775	13,775
Calhoun County Navigation District Poll. Cont. Rev. (Formosa Plastics Corp., Texas Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	10,000	10,000
Calhoun County Navigation District Port Rev. (Formosa Plastics Corp. Proj.) Series 2000, 3.55%, LOC Bank of America NA, VRDN (c)(e)	5,500	5,500
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.):
Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	25,000	25,000
3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	25,000	25,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cap. Area Hsg. Fin. Corp. Multi-family Hsg. Rev. (Marble Falls Vistas Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	$ 3,000	$ 3,000
Cypress-Fairbanks Independent School District:
Bonds Series AAB 02 13, 3.52%, tender 12/7/06 (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	9,940	9,940
Participating VRDN:
Series PT 1649, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	990	990
Series Putters 1308, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,660	8,660
Dallas Area Rapid Transit Sales Tax Rev. Participating VRDN Series PA 1195, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,265	5,265
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series EGL 03 20 Class A, 3.56% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)(f)	16,800	16,800
Series LB 06 P19U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	9,975	9,975
Series Merlots 00 II, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	14,895	14,895
Series Merlots 02 A13, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	12,935	12,935
Series Merlots 03 A34, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	4,990	4,990
Series PT 2156, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,205	5,205
Series PT 2318, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,585	5,585
Series PT 682, 3.55% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)(f)	9,005	9,005
Series Putters 1019, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	2,035	2,035
Series Putters 1022, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,470	4,470
Series Putters 1259, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,810	5,810
Series Putters 201, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	18,245	18,245
Series Putters 202, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	23,220	23,220
Series Putters 350, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,140	7,140
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN: - continued
Series Putters 353, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	$ 7,220	$ 7,220
Series Putters 354, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	5,000	5,000
Series Putters 355, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	7,995	7,995
Series Putters 604, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	2,135	2,135
Series Putters 778, 3.55% (Liquidity Facility JPMorgan Chase Bank) (c)(e)(f)	4,015	4,015
Series RF 03 4, 3.63% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	17,185	17,185
Series ROC II R268, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	3,000	3,000
Dallas Gen. Oblig. Participating VRDN Series Putters 598, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	5,865	5,865
Dallas Independent School District Participating VRDN Series PT 2181, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,600	3,600
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series EGL 06 109 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	22,295	22,295
Dripping Springs Independent School District Participating VRDN Series PT 3107, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,045	9,045
Dublin Econ. Dev. Corp. Indl. Dev. Auth. Rev. (Universal Blanchers LLC Proj.) 3.63%, LOC Harris NA, VRDN (c)(e)	4,200	4,200
Eagle Mountain & Saginaw Independent School District Participating VRDN Series SGA 03 141, 3.53% (Liquidity Facility Societe Generale) (c)(f)	6,000	6,000
Ector County Independent School District Participating VRDN Series EGL 02 4301 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	4,120	4,120
Fort Bend County Hsg. Fin. Corp. Single Family Rev. Participating VRDN Series FRRI 02 L14, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	1,960	1,960
Frisco Gen. Oblig. Participating VRDN Series PT 1933, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	16,010	16,010
Galveston Indl. Dev. Corp. Rev. (Mitchell Interests Proj.) 3.65%, LOC JPMorgan Chase Bank, VRDN (c)(e)	1,100	1,100
Garland Hsg. Fin. Corp. Multi-family Hsg. Rev. (Primrose at Crist Apts. Proj.) 3.59%, LOC Wachovia Bank NA, VRDN (c)(e)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 3.8%, LOC SunTrust Banks, Inc., VRDN (c)(e)	$ 3,655	$ 3,655
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 3.78%, tender 6/1/07, LOC State Street Bank & Trust Co., Boston (c)(e)	15,000	15,000
Gulf Coast Indl. Dev. Auth. (Mueller Flow Tech., Inc. Proj.) Series 1997, 3.58%, LOC Wells Fargo Bank NA, VRDN (c)(e)	3,280	3,280
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.):
3.6% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(e)	15,000	15,000
3.6% (Air Products & Chemicals, Inc. Guaranteed), VRDN (c)(e)	12,700	12,700
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	14,000	14,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 3.69%, LOC Fifth Third Bank, Cincinnati, VRDN (c)(e)	4,425	4,425
Harris County Flood Cont. District Participating VRDN Series PT 3277, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,975	2,975
Harris County Gen. Oblig. Participating VRDN:
Series EGL 06 2 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,580	5,580
Series Putters 1172Z, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,835	5,835
Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Louetta Village Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	7,100	7,100
(Primrose Aldine Bender Apt. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	6,170	6,170
(Primrose at Bammel Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	12,600	12,600
(Quail Chase Apts. Proj.) Series 1999, 3.53%, LOC Gen. Elec. Cap. Corp., VRDN (c)(e)	11,110	11,110
(Wellington Park Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	13,350	13,350
3.59%, LOC Bank of America NA, VRDN (c)(e)	7,000	7,000
Harrison County Health Facilities Dev. Corp. Rev. (Marshall Reg'l. Med. Ctr. Proj.) 3.58%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	7,235	7,235
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Arpt. Sys. Rev.:
Participating VRDN:
Series LB 06 K20, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	$ 5,025	$ 5,025
Series Merlots 01 B4, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	4,670	4,670
Series MSTC 00 98, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	19,965	19,965
Series PT 1468, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	10,130	10,130
Series ROC II R40, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	10,125	10,125
Series ROC II R41, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	12,825	12,825
Series A, 3.53% (FSA Insured), VRDN (c)(e)	3,000	3,000
Houston Gen. Oblig.:
Series D, 3.6% 3/13/07 (Liquidity Facility DEPFA BANK PLC), CP	14,000	14,000
Series E, 3.61% 3/13/07 (Liquidity Facility Bank of America NA), CP	19,300	19,300
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev.:
(Fairlake Cove Apts. Proj.) 3.61%, LOC Citibank NA, VRDN (c)(e)	5,000	5,000
(Little Nell Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	13,700	13,700
(Mayfair Park Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	6,000	6,000
Houston Independent School District Participating VRDN Series PT 3402, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	16,130	16,130
Houston Indl. Dev. Corp. Rev. (Aero Houston East LP Proj.) Series 2003 A, 3.58%, LOC JPMorgan Chase Bank, VRDN (c)(e)	4,620	4,620
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	7,635	7,635
Houston Util. Sys. Rev. Participating VRDN:
ROC II R 4063, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,945	9,945
Series PA 1372R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	15,830	15,830
Series TOC 04 A, 3.52% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(f)	12,600	12,600
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 02 4302 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	21,830	21,830
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN: - continued
Series GS 06 37TPZ, 3.54% (Liquidity Facility Wells Fargo & Co.) (c)(f)	$ 6,350	$ 6,350
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 3.6%, VRDN (c)(e)	6,300	6,300
Lancaster Independent School District Participating VRDN Series PA 1264, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,500	7,500
Leander Independent School District Participating VRDN Series Piper 2005 C, 3.56% (Liquidity Facility Bank of New York, New York) (c)(f)	8,840	8,840
Lehman Brothers Pooled Muni. Trust Receipts Participating VRDN Series LB 05 L16, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	20,886	20,886
Lower Colorado River Auth. Rev. Participating VRDN:
Series EGL 00 4302, 3.53% (Liquidity Facility Citibank NA) (c)(f)	6,000	6,000
Series EGL 01 4313 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	7,500	7,500
Series PT 2004, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,725	5,725
Lower Neches Valley Auth. Indl. Dev. Corp. Exempt Facilities Rev. (Onyx Envir. Svcs. Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	8,550	8,550
Midlothian Indl. Dev. Corp. Envir. Facilities Rev. (Holnam Texas LP Proj.) Series 1999, 3.52%, LOC JPMorgan Chase Bank, VRDN (c)(e)	13,200	13,200
Mineral Wells Ind. Dev. Corp. Rev. (Ameron Int'l. Corp. Proj.) 3.85%, LOC Bank of America NA, VRDN (c)(e)	7,200	7,200
Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 3.59%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	7,820	7,820
North Texas Higher Ed. Auth. Student Ln. Rev.:
Series 1991 C, 3.5% (AMBAC Insured), VRDN (c)(e)	12,000	12,000
Series 1991 F, 3.5% (AMBAC Insured), VRDN (c)(e)	12,500	12,500
Series 2005 C, 3.5%, LOC Bank of America NA, LOC Lloyds TSB Bank PLC, VRDN (c)(e)	45,600	45,600
Series 2006 A, 3.5% (AMBAC Insured), VRDN (c)(e)	33,245	33,245
Series A, 3.5% (AMBAC Insured), VRDN (c)(e)	4,900	4,900
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN Series ROC II R 593 PB, 3.53% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,485	8,485
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Participating VRDN Series EGL 720050025 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	$ 8,000	$ 8,000
Northside Independent School District Participating VRDN:
Series PT 2254, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,370	5,370
Series ROC II R6071, 3.52% (Liquidity Facility Citibank NA) (c)(f)	2,195	2,195
Odessa Wtr. & Swr. Rev. Participating VRDN Series EGL 01 4307, 3.53% (Liquidity Facility Citibank NA) (c)(f)	9,500	9,500
Pearland Gen. Oblig. Participating VRDN Series PT 2364, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,735	5,735
Polly Ryon Hosp. Auth. Texas Rev. (Polly Ryon Memorial Hosp. Proj.) 3.53%, LOC JPMorgan Chase Bank, VRDN (c)	5,950	5,950
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 3.65%, VRDN (c)(e)	50,630	50,630
Roaring Fork Muni. Prods LLC Participating VRDN Series RF 06 3 Class A, 3.55% (Liquidity Facility Bank of New York, New York) (c)(f)	7,057	7,057
Rockwell Independent School District Participating VRDN Series MSTC 06 270 Class A, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	16,000	16,000
Sabine River Auth. Poll. Cont. Rev. Bonds (TXU Energy Co. LLC Proj.):
Series A, 3.68%, tender 5/7/07, LOC Norddeutsche Landesbank (b)(c)(e)	13,200	13,200
Series B, 3.83%, tender 5/7/07, LOC Norddeutsche Landesbank (c)(e)	31,700	31,700
San Antonio Arpt. Sys. Rev. Participating VRDN:
Series MT 136, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,995	4,995
Series PT 2796, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,985	5,985
Series Putters 888, 3.55% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	6,330	6,330
Series Stars 107, 3.55% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	8,555	8,555
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series PT 2649, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	13,020	13,020
Series Putters 771, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	4,645	4,645
3.56% (Liquidity Facility Bank of America NA), VRDN (c)	2,500	2,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Independent School District Bonds Series AAB 01 28, 3.53%, tender 12/7/06 (Liquidity Facility ABN-AMRO Bank NV) (c)(f)	$ 15,500	$ 15,500
San Antonio Indl. Dev. Auth. Indl. Dev. Rev. (LGC Bldg. & KLN Steel Proj.) Series 1998, 3.6%, LOC Bank of America NA, VRDN (c)(e)	3,300	3,300
San Antonio Wtr. Sys. Rev. Participating VRDN Series Putters 1196, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	14,180	14,180
San Marcos Consolidated Independent School District Participating VRDN Series PT 2284, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,725	8,725
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 3.53%, LOC JPMorgan Chase Bank, VRDN (c)	8,575	8,575
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 3425, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	18,735	18,735
Terrell Dev. Corp. Indl. Dev. Rev. (Consolidated Sys. Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	3,100	3,100
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Participating VRDN:
Series LB 04 L2, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	4,385	4,385
Series LB 05 L4J, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	8,575	8,575
Texas Dept. Hsg. & Cmnty. Affairs Single Family Rev.:
Participating VRDN:
Series FRRI 02 L9, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	8,635	8,635
Series LB 04 L16, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	4,575	4,575
Series LB 04 L79, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	9,335	9,335
Series ROC II R178, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	4,145	4,145
(Single Family Mortgage Proj.) Series H, 3.5% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(e)	18,000	18,000
Series 2004 B, 3.5% (FSA Insured), VRDN (c)(e)	20,300	20,300
Series 2004 D, 3.54% (FSA Insured), VRDN (c)(e)	5,800	5,800
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.:
(Bristol Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	4,000	4,000
(Chisholm Trail Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	6,000	6,000
(Pinnacle Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Rev.: - continued
(Post Oak East Apts. Proj.) Series A, 3.56%, LOC Fannie Mae, VRDN (c)(e)	$ 8,000	$ 8,000
Texas Gen. Oblig.:
Bonds (College Student Ln. Prog.):
3.61%, tender 12/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	14,925	14,925
3.61%, tender 12/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	3,110	3,110
3.61%, tender 12/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	3,670	3,670
3.61%, tender 12/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	5,565	5,565
3.61%, tender 12/1/06 (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	4,975	4,975
Participating VRDN:
Series Eagle 06 0125, 3.53% (Liquidity Facility Citibank NA) (c)(f)	17,900	17,900
Series FRRI 01 L41, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	10,000	10,000
Series PA 1063, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	8,995	8,995
Series PA 975, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	7,495	7,495
(Veterans Hsg. Assistance Prog.):
Fund II Series 2002 A2:
3.53%, VRDN (c)(e)	8,510	8,510
3.53%, VRDN (c)(e)	11,650	11,650
Series A, 3.61% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(e)	24,835	24,835
(Veterans Land Proj.) Series A, 3.53%, VRDN (c)(e)	29,315	29,315
Series IIB, 3.61% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(e)	9,795	9,795
TRAN 4.5% 8/31/07	304,500	306,565
3.51% (Liquidity Facility Dexia Cr. Local de France), VRDN (c)(e)	295	295
3.53% (Liquidity Facility DEPFA BANK PLC), VRDN (c)(e)	25,000	25,000
Texas St. College Student Ln. Participating VRDN Series LB 06 K38, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,560	5,560
Texas State Dept. Hsg. & Cmnty. Affa (Residences at Sunset Pointe Proj.) 3.59%, LOC Bank of America NA, VRDN (c)(e)	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Tpk. Auth. 1 Tier Rev. Participating VRDN Series EGL 02 6004 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	$ 12,650	$ 12,650
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN:
Series MSTC 256, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(f)	11,260	11,260
Series Stars 06 155, 3.54% (Liquidity Facility BNP Paribas SA) (c)(f)	9,580	9,580
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN Series Putters 1297, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	26,120	26,120
Travis County Hsg. Fin. Corp. (Rosemont at Old Manor Apts.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	6,700	6,700
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series EGL 06 108 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	18,810	18,810
Series Putters 1328, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	4,000	4,000
Series Putters 584, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,000	5,000
Series 2002A, 3.6% 4/2/07 (Liquidity Facility Utmico), CP	41,000	41,000
Waxahachie Gen. Oblig. Participating VRDN Series PT 2273, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,510	5,510
		2,236,883
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Participating VRDN Series EGL 96 C4402 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	2,890	2,890
Series 97 B3, 3.55% 3/9/07 (Liquidity Facility Bank of Nova Scotia), CP	17,100	17,100
Salt Lake County Hosp. Rev. Participating VRDN Series PT 877, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	9,990	9,990
Toole City Indl. Dev. Rev. (Nelson & Sons Proj.) Series 1997, 3.62%, LOC Key Bank NA, VRDN (c)(e)	190	190
Utah Board of Regents Student Ln. Rev.:
Series 1996 Q, 3.5% (AMBAC Insured), VRDN (c)(e)	31,300	31,300
Series W, 3.5% (AMBAC Insured), VRDN (c)(e)	10,000	10,000
Utah Hsg. Corp. Multi-family Hsg. Rev. (Springwood Apts. Proj.) 3.56%, LOC Fannie Mae, VRDN (c)(e)	8,485	8,485
		79,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.6%
Univ. of Vermont and State Agricultural College Participating VRDN Series EGL 06 86 Class A, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(f)	$ 15,475	$ 15,475
Vermont Edl. & Health Bldg. Fing. Agcy. Rev. Participating VRDN Series Merlots 00 B7, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(f)	10,190	10,190
Vermont Hsg. Fin. Agcy. Single Family:
Participating VRDN:
Series LB 04 L13, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	2,520	2,520
Series LB 04 L76, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	5,100	5,100
Series 17 A, 3.5% (FSA Insured), VRDN (c)(e)	6,885	6,885
Vermont Indl. Dev. Auth. Indl. Dev. Rev. (Ryegate Proj.) Series 1990, 3.54%, LOC ABN-AMRO Bank NV, VRDN (c)(e)	7,400	7,400
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2005 QQ, 3.5% (AMBAC Insured), VRDN (c)(e)	64,385	64,385
		111,955
Virginia - 1.9%
Alexandria Redev. & Hsg. Auth. Multi-family Hsg. Rev. (Fairfield Village Square Proj.) Series A, 3.56%, LOC Fannie Mae, VRDN (c)(e)	17,000	17,000
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. (Gates of Ballston Apartments) 3.55%, LOC RBC Centura Bank, Rocky Mount, VRDN (c)(e)	14,000	14,000
Botetourt County Indl. Dev. Auth. Indl. Dev. Rev. (Virginia Forge Co. Proj.) Series 1996, 3.63%, LOC Harris NA, VRDN (c)(e)	2,560	2,560
Charles City County Econ. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	7,000	7,000
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN:
Series PT 2133, 3.56% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,000	11,000
Series PT 886, 3.56% (Liquidity Facility Lloyds TSB Bank PLC) (c)(f)	13,600	13,600
Fairfax County Econ. Dev. Auth. Resource Recovery Rev. Bonds (Covanta Energy Corp. Proj.) 5.95% 2/1/07 (AMBAC Insured) (e)	4,000	4,014
Fairfax County Econ. Dev. Rev. Exempt Facilities Rev. (Hilltop Sand & Gravel, Inc. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	3,000	3,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Fairfax County Wtr. Auth. Wtr. Rev. Participating VRDN Series EGL 06 91 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	$ 14,700	$ 14,700
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,245	5,245
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 3.76% tender 12/8/06, CP mode (e)	10,000	10,000
Hampton Indl. Dev. Auth. Exempt Facilities Rev. (USA Waste of Virginia Landfills, Inc. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	10,000	10,000
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1987, 3.71% tender 12/8/06, CP mode	14,800	14,800
Series 84:
3.71% tender 12/12/06, CP mode	2,000	2,000
3.8% tender 12/4/06, CP mode	3,600	3,600
3.8% tender 12/6/06, CP mode	2,400	2,400
3.85% tender 1/5/07, CP mode	4,000	4,000
3.88% tender 1/2/07, CP mode	2,400	2,400
3.9% tender 12/27/06, CP mode	3,400	3,400
Muni. Secs Trust Ctfs. (BEAR) Participating VRDN:
Series 7018, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)(f)	15,000	15,000
Series 7019, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)(f)	8,000	8,000
Norfolk Econ. Dev. Auth. Hosp. Facilities Rev. Participating VRDN Series ROC II R322, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	20,945	20,945
Norfolk Econ. Dev. Auth. New Empowerment Zone Facility Rev. (Metropolitan Machine Corp. Proj.) 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	6,100	6,100
Petersburg Indl. Dev. Auth. Rev. (Rebar Hldgs. LLC Proj.) 3.58%, LOC Wachovia Bank NA, VRDN (c)(e)	3,885	3,885
Portsmouth Indl. Dev. Auth. Enterprise Zone Facility Rev. (Ocean Marine LLC Proj.) Series 2001 B, 3.58%, LOC Wachovia Bank NA, VRDN (c)(e)	3,000	3,000
Portsmouth Indl. Dev. Auth. New Empowerment Zone Facility Rev. (Ocean Marine LLC Proj.) Series A, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	6,000	6,000
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) 3.8% tender 12/5/06, CP mode	11,200	11,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Prince William County Indl. Dev. Auth. Swr. (Dale Svc. Corp. Proj.) Series 2000, 3.53%, LOC Wachovia Bank NA, VRDN (c)(e)	$ 7,480	$ 7,480
Richmond Pub. Util. Rev. Participating VRDN Series EGL 06 50 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,800	5,800
Sussex County Indl. Dev. Auth. Solid Waste Disp. Rev. (Atlantic Waste Disp. Proj.) 3.56%, LOC JPMorgan Chase Bank, VRDN (c)(e)	10,000	10,000
Univ. of Virginia Univ. Revs. Participating VRDN Series EGL 03 30 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	3,300	3,300
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 3.53% (Liquidity Facility Citibank NA) (c)(f)	7,000	7,000
Virginia Hsg. Dev. Auth. Commonwealth Mtg.:
Bonds Series 2006 E, 3.9%, tender 2/13/07 (c)(e)	8,700	8,700
Participating VRDN:
Series Merlots 06 07, 3.57% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	7,400	7,400
Series Merlots 06 B18, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	7,865	7,865
Series PT 3432, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	10,445	10,445
Virginia Port Auth. Commonwealth Port Rev. Participating VRDN:
Series DB 138, 3.54% (Liquidity Facility Deutsche Bank AG) (c)(e)(f)	7,240	7,240
Series PT 2662, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,080	3,080
Series PT 2671, 3.54% (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	2,630	2,630
Virginia Port Auth. Port Facilities Re Participating VRDN:
Series Eagle 06 0119, 3.56% (Liquidity Facility Citibank NA) (c)(e)(f)	9,390	9,390
Series Eagle 06 0153, 3.56% (Liquidity Facility Citibank NA) (c)(e)(f)	5,940	5,940
Virginia State Hsg. Dev. Auth. Participating VRDN:
Series Merlots 06 B16, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	5,325	5,325
Series Merlots 06 C3, 3.57% (Liquidity Facility Bank of New York, New York) (c)(e)(f)	7,990	7,990
		328,434
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - 3.9%
Bellevue Gen. Oblig. Participating VRDN Series EGL 04 1011 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(f)	$ 6,050	$ 6,050
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 755, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(f)	2,225	2,225
Chelan County Pub. Util. District #1 Rev. Participating VRDN:
Series Merlots 00 R, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	24,955	24,955
Series Merlots 01 B1, 3.57% (Liquidity Facility Wachovia Bank NA) (c)(e)(f)	6,985	6,985
Series PA 1047, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	8,995	8,995
Series PT 950, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	4,995	4,995
Douglas County Pub. Util. District #1 Wells Hydroelectric Rev. Participating VRDN Series PT 3062, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	6,340	6,340
Energy Northwest Elec. Rev. Participating VRDN:
Series EGL 06 65 Class A, 3.53% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(f)	21,000	21,000
Series PT 1392, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,240	5,240
Series Putters 242, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	1,575	1,575
Series Putters 256, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	2,800	2,800
Series ROC II R152, 3.52% (Liquidity Facility Citibank NA) (c)(f)	4,465	4,465
Everett Indl. Dev. Corp. Exempt Facilities Rev. 3.55%, VRDN (c)(e)	3,200	3,200
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Participating VRDN Series MT 69, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	5,025	5,025
King County Hsg. Auth. Rev. (Overlake TOD Hsg. Proj.) 3.55%, LOC Bank of America NA, VRDN (c)(e)	11,570	11,570
King County School District #408 Auburn Participating VRDN Series PT 3090, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,315	6,315
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(f)	6,300	6,300
Series PA 1179, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,480	8,480
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Pierce County School District #403 Bethel Participating VRDN Series PT 1647, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 11,175	$ 11,175
Port of Seattle Passenger Facilities Charge Rev. Participating VRDN Series MT 110, 3.55% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	9,320	9,320
Port of Seattle Rev.:
Participating VRDN:
Series MS 1169X, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	10,283	10,283
Series MT 268, 3.54% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)(f)	7,850	7,850
Series PA 752, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,995	4,995
Series PT 3475, 3.55% (Liquidity Facility Dexia Cr. Local de France) (c)(e)(f)	6,950	6,950
Series PT 728, 3.55% (Liquidity Facility BNP Paribas SA) (c)(e)(f)	4,430	4,430
Series PT 850, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	4,320	4,320
Series ROC 9028, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(f)	9,545	9,545
Series ROC II R362, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	8,850	8,850
Series 1997, 3.58%, LOC Fortis Banque SA, VRDN (c)(e)	104,860	104,860
3.5%, LOC Fortis Banque SA, VRDN (c)(e)	21,900	21,900
Port of Tacoma Rev. Participating VRDN Series MS 06 1323, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)(f)	21,315	21,315
Port Tacoma Gen. Oblig. Participating VRDN Series PA 1185, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	17,970	17,970
Seattle Drainage & Wastewtr. Rev. Participating VRDN:
Series PA 1175, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	8,490	8,490
Series PT 2241, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	6,585	6,585
Seattle Muni. Lt. & Pwr. Rev. Bonds Series 1990, 3.69% tender 1/3/07, LOC JPMorgan Chase Bank, CP mode	4,500	4,500
Seattle Port Participating VRDN Series LB 06 P31U, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	7,055	7,055
Seattle Wtr. Sys. Rev. Participating VRDN Series SGA 90, 3.53% (Liquidity Facility Societe Generale) (c)(f)	15,815	15,815
Snohomish County Pub. Util. District #1 Elec. Rev. Participating VRDN Series ROC II R6055, 3.52% (Liquidity Facility Citibank NA) (c)(f)	7,420	7,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
U.S. Bancorp Piper Jaffray Fdg. Trust Participating VRDN Series FRRI 02 B, 3.53% (Liquidity Facility Bank of New York, New York) (c)(f)	$ 2,715	$ 2,715
Vancouver Hsg. Auth. Rev. (Anthem Park at Uptown Village Proj.) 3.6%, LOC Bank of America NA, VRDN (c)(e)	1,800	1,800
Washington Econ. Dev. Fin. Auth. Lease Participating VRDN Series PT 3282, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,565	10,565
Washington Econ. Dev. Fin. Auth. Rev. (Hunter Douglas Proj.) Series 1997 A, 3.54%, LOC ABN-AMRO Bank NV, VRDN (c)(e)	3,500	3,500
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series D:
3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	8,000	8,000
3.55%, LOC PNC Bank NA, Pittsburgh, VRDN (c)(e)	9,000	9,000
Series E, 3.55%, LOC JPMorgan Chase Bank, VRDN (c)(e)	5,000	5,000
Washington Gen. Oblig. Participating VRDN:
Series EGL 00 4704, 3.53% (Liquidity Facility Citibank NA) (c)(f)	5,600	5,600
Series EGL 00 4705, 3.53% (Liquidity Facility Citibank NA) (c)(f)	16,300	16,300
Series Piper 05 B, 3.56% (Liquidity Facility Bank of New York, New York) (c)(f)	9,190	9,190
Series PT 1856, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	5,510	5,510
Series PT 2093, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	11,760	11,760
Series PT 2562, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	2,730	2,730
Series PT 3293, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	7,845	7,845
Series Putters 1399, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,195	6,195
Series Putters 1422, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	6,060	6,060
Series PZ 102, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	3,475	3,475
Series ROC II R6070, 3.52% (Liquidity Facility Citibank NA) (c)(f)	8,660	8,660
Washington Health Care Facilities Auth. Rev. Participating VRDN Series ROC II R510CE, 3.52% (Liquidity Facility Citibank NA) (c)(f)	9,000	9,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Hsg. Fin. Commission Participating VRDN:
Series LB 04 8, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	$ 4,000	$ 4,000
Series LB 05 L17, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,505	6,505
Series PA 1430A, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,940	2,940
Washington Hsg. Fin. Commission Multi-family Hsg. Rev.:
(Avalon Ridge Apts. Proj.) 3.58%, LOC Fannie Mae, VRDN (c)(e)	10,000	10,000
(Cedar Ridge Retirement Proj.) Series 2005 A, 3.75%, LOC Wells Fargo Bank NA, VRDN (c)(e)	3,525	3,525
(Fairwinds Redmond Proj.) Series A, 3.59%, LOC Bank of America NA, VRDN (c)(e)	7,500	7,500
(Merrill Gardens at Queen Anne Proj.) Series A, 3.76%, LOC Bank of America NA, VRDN (c)(e)	8,680	8,680
(Merrill Gardens at Renton Centre Proj.) Series A, 3.76%, LOC Bank of America NA, VRDN (c)(e)	10,395	10,395
(Pinehurst Apts. Proj.) Series A, 3.59%, LOC Bank of America NA, VRDN (c)(e)	12,000	12,000
(Silver Creek Apts. Proj.) Series A, 3.56%, LOC Fannie Mae, VRDN (c)(e)	4,100	4,100
(Silver Creek Retirement Proj.) Series A, 3.78%, LOC Wells Fargo Bank NA, VRDN (c)(e)	7,140	7,140
(The Lodge at Eagle Ridge Proj.) Series A, 3.76%, LOC Bank of America NA, VRDN (c)(e)	9,485	9,485
(The Vintage at Everett Sr. Living Proj.) Series 2004 A, 3.56%, LOC Fannie Mae, VRDN (c)(e)	5,250	5,250
(The Vintage at Richland Sr. Living Proj.) Series 2004 A, 3.56%, LOC Fannie Mae, VRDN (c)(e)	8,225	8,225
Washington State Univ. Revs Participating VRDN Series ROC II R 595PB, 3.53% (Liquidity Facility Deutsche Postbank AG) (c)(f)	8,100	8,100
		670,893
West Virginia - 0.3%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 3.85% tender 12/5/06, CP mode (e)	7,400	7,400
Harrison County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.56%, LOC Wachovia Bank NA, VRDN (c)(e)	8,420	8,420
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.):
Series 1990 B, 3.52%, LOC Deutsche Bank AG, VRDN (c)(e)	7,760	7,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - continued
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.): - continued
Series 1990 D, 3.52%, LOC Deutsche Bank AG, VRDN (c)(e)	$ 11,900	$ 11,900
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 3.78%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)(e)	4,170	4,170
Wood County Commission Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 3.56%, LOC Wachovia Bank NA, VRDN (c)(e)	6,580	6,580
		46,230
Wisconsin - 1.5%
Milwaukee County Arpt. Rev. Participating VRDN 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	2,620	2,620
Milwaukee County Gen. Oblig. RAN 4.5% 8/30/07	35,150	35,385
Northland Pines School District Participating VRDN Series PT 2257, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	10,575	10,575
Platteville Indl. Dev. Rev. (Woodward Communications Proj.) 3.63%, LOC Bmo Cap. Markets Corp., VRDN (c)(e)	2,400	2,400
Pleasant Prairie Gen. Oblig. 3.55% (XL Cap. Assurance, Inc. Insured), VRDN (c)	9,800	9,800
Pleasant Prairie Village Indl. Dev. Rev. (Muskie Enterprises, Inc. Proj.) Series 1995, 3.63%, LOC Harris NA, VRDN (c)(e)	2,700	2,700
Racine Indl. Dev. Rev. (Burlington Graphic Sys. Proj.) Series 1994, 3.8%, LOC Harris NA, VRDN (c)(e)	945	945
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 3.8%, LOC JPMorgan Chase Bank, VRDN (c)(e)	1,000	1,000
River Falls Indl. Dev. Rev. (Quadion Corp. Proj.) 3.6%, LOC U.S. Bank NA, Minnesota, VRDN (c)(e)	1,325	1,325
Sturgeon Bay Indl. Dev. Rev. (Marine Travelift Proj.) Series 1996, 3.57%, LOC Wells Fargo Bank NA, VRDN (c)(e)	1,620	1,620
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 3.8%, LOC JPMorgan Chase Bank, VRDN (c)(e)	1,275	1,275
Wilmot Union High School District Participating VRDN Series PT 2258, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	9,565	9,565
Wisconsin Gen. Oblig. Participating VRDN:
Series EGL 94 4904 Class A, 3.56% (Liquidity Facility Citibank NA) (c)(e)(f)	1,250	1,250
Series Putters 531, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	8,440	8,440
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 970, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(f)	$ 3,000	$ 3,000
Wisconsin Hsg. & Econ. Dev. Auth. Home Ownership Rev.:
Participating VRDN:
Series PA 1331, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	8,500	8,500
Series PT 3456, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	12,085	12,085
Series ROC II R397, 3.55% (Liquidity Facility Citibank NA) (c)(e)(f)	2,360	2,360
Series 2002 I, 3.5% (FSA Insured), VRDN (c)(e)	14,000	14,000
Series 2003 B, 3.53% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (c)(e)	38,440	38,440
Series 2004 E, 3.53% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	33,530	33,530
Series 2005 C, 3.53% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	10,325	10,325
Series C, 3.53% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (c)(e)	12,000	12,000
Series E, 3.53% (Liquidity Facility Fed. Home Ln. Bank - Chicago), VRDN (c)(e)	10,890	10,890
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev.:
Series 2002 A, 3.53% (MBIA Insured), VRDN (c)(e)	6,990	6,990
Series 2002 B, 3.53% (MBIA Insured), VRDN (c)(e)	2,960	2,960
Wisconsin Hsg. & Ed. Dev. Auth. Home Ownership Rev. Participating VRDN Series LB 06 FX4, 3.64% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)(f)	6,800	6,800
Wisconsin Pub. Pwr., Inc. Sys. Pwr. Supply Sys. Rev., Participating VRDN Series Putters 1150, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(f)	5,990	5,990
		256,770
Wyoming - 0.0%
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PA 1424R, 3.55% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)(f)	3,265	3,265
Municipal Securities - continued
	Shares	Value (000s)
Other - 3.9%
Fidelity Municipal Cash Central Fund, 3.99% (a)(d)	675,042	$ 675,042
TOTAL INVESTMENT PORTFOLIO - 97.4% (Cost $16,824,592)		16,824,592
NET OTHER ASSETS - 2.6%		452,374
NET ASSETS - 100%		$ 17,276,966
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 6,215
Income Tax Information
At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $16,824,592,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® AMT Tax-Free
Money Fund

November 30, 2006

1.810720.102

SMM-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 97.3%
	Principal Amount (000s)	Value (000s)
Alabama - 1.0%
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 3.51%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	$ 788	$ 788
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 3.52%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	2,625	2,625
Huntsville Health Care Auth. Rev. Series 1998, 3.51%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	5,290	5,290
Morgan County-Decatur Health Care Auth. Hosp. Rev. Participating VRDN Series PT 947, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	26,065	26,065
		34,768
Alaska - 1.2%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 3.58% (Liquidity Facility Bank of America NA) (c)(e)	6,750	6,750
Series DB 162, 3.51% (Liquidity Facility Deutsche Bank AG) (c)(e)	9,960	9,960
Series PZ 126, 3.54% (Liquidity Facility Wells Fargo & Co.) (c)(e)	6,195	6,195
Anchorage Gen. Oblig. Participating VRDN Series PT 2561, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,930	6,930
Anchorage Lease Rev. Participating VRDN Series PT 2657, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,010	9,010
		38,845
Arizona - 2.5%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 301 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	8,495	8,495
Arizona School Facilities Board Ctfs. of Prtn. Participating VRDN Series Putters 1298, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	13,110	13,110
Arizona School Facilities Board State School Impt. Rev. Participating VRDN Series MS 00 497, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	6,618	6,618
Phoenix Civic Impt. Corp. District Rev. Participating VRDN Series PZ 85, 3.54% (Liquidity Facility BNP Paribas SA) (c)(e)	5,200	5,200
Phoenix Civic Impt. Corp. Excise Tax Rev. Participating VRDN Series EGL 03 28 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	2,600	2,600
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series EGL 7050056 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	7,900	7,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series GS 06 81T, 3.52% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	$ 7,440	$ 7,440
Series MS 04 1227, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	2,100	2,100
Series 97A, 3.6% 3/13/07, CP	10,006	10,006
Series C, 3.62% 12/8/06, CP	5,000	5,000
Scottsdale Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series ROC II R 578, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,800	4,800
Scottsdale Muni. Property Corp. Excise Tax Rev. Participating VRDN Series MS 06 1523, 3.52% (Liquidity Facility Rabobank Nederland Coop. Central) (c)(e)	9,580	9,580
		82,849
California - 0.1%
William S. Hart Union High School Participating VRDN Series ROC 648 WFZ, 3.53% (Liquidity Facility Wells Fargo & Co.) (c)(e)	2,830	2,830
Colorado - 2.9%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 3.75%, LOC JPMorgan Chase Bank, VRDN (c)	1,345	1,345
Arapahoe County Wtr. & Wastewtr. Pub. Impt. District Participating VRDN Series PT 2174, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,660	4,660
Colorado Dept. of Trans. Rev. Participating VRDN Series PT 1955, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,650	10,650
Colorado Health Facilities Auth. Retirement Hsg. Rev. Participating VRDN Series TOC 06 Z2, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	2,100	2,100
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 3.65%, LOC JPMorgan Chase Bank, VRDN (c)	4,400	4,400
(Catholic Health Initiatives Proj.):
Series B2, 3.5% (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (c)	10,000	10,000
Series B6, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	25,000	25,000
E-470 Pub. Hwy. Auth. Rev. Participating VRDN:
Series 04 BS 219 Class A, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
E-470 Pub. Hwy. Auth. Rev. Participating VRDN: - continued
Series MS 1064, 3.55% (Liquidity Facility Morgan Stanley) (c)(e)	$ 1,945	$ 1,945
Series PZ 112, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,645	6,645
Series PZ 46, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,930	2,930
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	6,320	6,320
Southern Ute Indian Tribe of Southern Ute Indian Reservation 3.5%, VRDN (c)	16,200	16,200
		96,195
Delaware - 0.1%
Delaware Trans. Auth. Trans. Sys. Rev. Participating VRDN Series MOTC PZ 143, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,175	3,175
District Of Columbia - 0.4%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,995	4,995
District of Columbia Rev.:
Participating VRDN Series PZ 74, 3.54% (Liquidity Facility BNP Paribas SA) (c)(e)	6,120	6,120
(Defenders of Wildlife Proj.) 3.55%, LOC Bank of America NA, VRDN (c)	2,400	2,400
		13,515
Florida - 7.6%
Broward County Arpt. Sys. Rev. Participating VRDN Series PT 2417, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,270	5,270
Canaveral Port Auth. Rev. Participating VRDN Series ROC II R2025, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,725	7,725
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series MSDW 00 374, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	13,665	13,665
Series ROC RR II 6087, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,400	3,400
Florida Board of Ed. Lottery Rev. Participating VRDN:
Series PT 1687, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	16,760	16,760
Series Putters 222, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Board of Ed. Lottery Rev. Participating VRDN: - continued
Series ROC II R4521, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 2,450	$ 2,450
Florida Board of Ed. Pub. Ed. Participating VRDN Series ROC II R482, 3.52% (Liquidity Facility Citibank NA) (c)(e)	12,400	12,400
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series Floaters 722, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	10,780	10,780
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series MS 06 1450, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	5,000	5,000
Florida Division of Bond Fin. Dept. Gen. Svcs. Revs. Participating VRDN Series MS 00 317, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	1,100	1,100
Florida Gen. Oblig. Participating VRDN Series PZ 130, 3.54% (Liquidity Facility Wells Fargo & Co.) (c)(e)	3,140	3,140
Florida Muni. Ln. Council Rev. Participating VRDN Series Solar 06 81, 3.52% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	4,755	4,755
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 3.52% (Liquidity Facility Societe Generale) (c)(e)	1,920	1,920
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 3.5%, VRDN (c)	7,000	7,000
Hillsborough County Participating VRDN Series ROC 646 CE, 3.52% (Liquidity Facility Citibank NA) (c)(e)	2,810	2,810
Hillsborough County Indl. Dev. Participating VRDN:
Series PA 1410, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,670	8,670
Series ROC II R643, 3.52% (Liquidity Facility Citibank NA) (c)(e)	3,335	3,335
Lee Mem Health Sys. Hosp. Rev. Participating VRDN 3.52% (Liquidity Facility Citibank NA) (c)(e)	9,960	9,960
Manatee County School District TAN 4% 10/11/07	10,400	10,443
Miami-Dade County Cap. Asset Acquisition Participating VRDN Series TOC 05 Z12, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	3,685	3,685
Miami-Dade County Expressway Auth. Participating VRDN:
Series Floaters 06 1004, 3.51% (Liquidity Facility Bank of New York, New York) (c)(e)	16,240	16,240
Series Putters 01 160, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,995	7,995
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Expressway Auth. Participating VRDN: - continued
Series ROC II R 9027, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 10,375	$ 10,375
Miami-Dade County School Board Ctfs. of Prtn. Participating VRDN Series PT 845, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,400	6,400
Orange County School Board Ctfs. of Prtn. Participating VRDN:
Series ROC II R 2182, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,545	7,545
Series ROC II R7020, 3.52% (Liquidity Facility Citibank NA) (c)(e)	5,780	5,780
Orlando & Orange County Expressway Auth. Rev. Participating VRDN Series ROC II R 9011, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,495	4,495
Palm Beach County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Emerald Bay Club Apts. Proj.) 3.51%, LOC Wachovia Bank NA, VRDN (c)	6,500	6,500
Palm Beach FGIC Participating VRDN 3.51% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	10,430	10,430
Panama City Beach Participating VRDN Series Solar 2006 129, 3.52% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	8,090	8,090
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Participating VRDN Series ROC II R 607PB, 3.53% (Liquidity Facility Deutsche Postbank AG) (c)(e)	3,940	3,940
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	2,875	2,875
Sunshine State Govt. Fing. Commission Rev. Series A, 3.6% 3/13/07 (AMBAC Insured) (FGIC Insured), CP	10,000	10,000
Univ. of North Florida Foundation, Inc. Rev. 3.56%, LOC Wachovia Bank NA, VRDN (c)	1,900	1,900
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Putters 970, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,185	4,185
West Palm Beach Util. Sys. Rev. Participating VRDN Series ROC II R 621PB, 3.53% (Liquidity Facility Deutsche Postbank AG) (c)(e)	4,400	4,400
		251,918
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - 2.6%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series MS 1273, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	$ 7,700	$ 7,700
Series Putters 513, 3.52% (Liquidity Facility PNC Bank NA, Pittsburgh) (c)(e)	14,055	14,055
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series Putters 580, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,265	3,265
DeKalb County Wtr. & Swr. Rev. Participating VRDN Series GS 06 17, 3.52% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	8,500	8,500
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 3.52%, LOC SunTrust Banks, Inc., VRDN (c)	16,000	16,000
Fulton County Wtr. & Swr. Rev. Participating VRDN Series PZ 1474, 3.53% (Liquidity Facility Deutsche Postbank AG) (c)(e)	4,525	4,525
Georgia Gen. Oblig. Participating VRDN Series ROC RR II R 601, 3.52% (Liquidity Facility Citibank NA) (c)(e)	2,600	2,600
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 3.51% (Liquidity Facility Societe Generale) (c)(e)	14,610	14,610
Georgia Road & Thruway Auth. Rev. Participating VRDN Series PT 2019, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,995	4,995
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 3.76%, tender 6/1/07 (c)	10,530	10,535
		86,785
Hawaii - 0.2%
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Participating VRDN Series GS 06 4G, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	8,000	8,000
Illinois - 11.6%
Chicago Board of Ed. Participating VRDN:
Series AAB 03 16, 3.51% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	9,995	9,995
Series BA 96 BB, 3.58% (Liquidity Facility Bank of America NA) (c)(e)	11,100	11,100
Series Putters 199, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	10,610	10,610
Series SGA 98, 3.53% (Liquidity Facility Societe Generale) (c)(e)	7,820	7,820
Chicago Gen. Oblig. Participating VRDN:
Series Merlots 00 A12, 3.52% (Liquidity Facility Bank of New York, New York) (c)(e)	2,715	2,715
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN: - continued
Series TOC 05 Z10, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	$ 2,960	$ 2,960
Chicago Midway Arpt. Rev. Participating VRDN Series Putters 229, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,680	5,680
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series ROCS RR II R 605 PB, 3.53% (Liquidity Facility Deutsche Postbank AG) (c)(e)	5,115	5,115
Chicago O'Hare Intl. Apt. Rev. Participating VRDN Series MSTC 7016 Class A, 3.52% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	15,500	15,500
Chicago Park District Participating VRDN Series Putters 521, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,670	5,670
Chicago Wastewtr. Transmission Rev. Participating VRDN:
Series MACN 06 O, 3.52% (Liquidity Facility Bank of America NA) (c)(e)	2,380	2,380
Series PT 2312, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,670	7,670
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,600	4,600
Series Merlots 97 V, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,660	4,660
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 3.53% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	16,850	16,850
Series Putters 1269, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,670	2,670
Series Putters 1313, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,695	2,695
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series PA 1166, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,805	10,805
Illinois Dev. Fin. Auth. Retirement Participating VRDN 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	1,260	1,260
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,535	4,535
Illinois Fin. Auth. Rev.:
Participating VRDN:
Series PT 3635, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,540	12,540
Series ROC II R6015, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,955	4,955
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Central DuPage Hosp. Proj.) Series 2004 C, 3.5%, VRDN (c)	$ 24,700	$ 24,700
(Clare Oaks Proj.) Series C, 3.51%, LOC Banco Santander Central Hispano SA, VRDN (c)	11,300	11,300
Illinois Gen. Oblig. Participating VRDN:
Series EGL 00 1304, 3.53% (Liquidity Facility Citibank NA) (c)(e)	2,600	2,600
Series EGL 01 1307, 3.53% (Liquidity Facility Citibank NA) (c)(e)	10,675	10,675
Series PT 3523, 3.51% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	6,000	6,000
Series Putters 133, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	19,380	19,380
Series Putters 660, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,495	1,495
Illinois Health Facilities Auth. Rev. Participating VRDN:
Series PA 1217, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,375	6,375
Series PT 763, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	20,195	20,195
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 3.56% (Liquidity Facility Bank of America NA) (c)(e)	7,045	7,045
Series BA 04 A, 3.52% (Liquidity Facility Bank of America NA) (c)(e)	3,335	3,335
Series EGL 01 1306, 3.53% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	19,275	19,275
Series GS 06 40TP, 3.52% (Liquidity Facility Wells Fargo & Co.) (c)(e)	4,795	4,795
Series MACN 06 Q, 3.52% (Liquidity Facility Bank of America NA) (c)(e)	2,600	2,600
Series MSTC 9044, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	7,355	7,355
Series ROC 642, 3.52% (Liquidity Facility Citibank NA) (c)(e)	9,200	9,200
Illinois Sales Tax Rev. Participating VRDN Series ROC II R4516, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,465	4,465
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series PT 3182, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,575	10,575
Series Putters 3479, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	13,580	13,580
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, Cook & DuPage Counties School District #46 Elgin Participating VRDN Series Putter 1469, 3.54% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	$ 6,600	$ 6,600
Kane, McHenry, Cook & DeKalb Counties Cmnty. Unit School District #300 Carpentersville Participating VRDN Series EGL 00 1310, 3.53% (Liquidity Facility Citibank NA) (c)(e)	14,850	14,850
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,029	2,029
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN:
Series EGL 02 6001 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	5,400	5,400
Series EGL 2004 30, Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	4,000	4,000
Schaumburg Village Gen. Oblig. Participating VRDN Series MS 06 1346, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	2,500	2,500
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series TOC 06 Z10, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	2,060	2,060
Will County Illinois Participating VRDN Series PT 2542, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,270	6,270
Will County School District #122 Participating VRDN Series PZ 48, 3.54% (Liquidity Facility BNP Paribas SA) (c)(e)	3,600	3,600
		385,039
Indiana - 2.5%
Aurora School Bldg. Corp. Participating VRDN Series Putters 642, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,380	5,380
Benton School Impt. Bldg. Corp. Participating VRDN Series Putters 903, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,300	7,300
Clark Pleasant Cmnty. School Bldg. Corp. Participating VRDN Series PT 3103, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,980	5,980
Columbus Repair and Renovation School Bldg. Corp. Participating VRDN Series Putters 1079 B, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	6,145	6,145
Dyer Redev. Auth. Econ. Dev. Lease Rent Participating VRDN Series DB 139, 3.51% (Liquidity Facility Deutsche Bank AG) (c)(e)	7,420	7,420
Indiana Bond Bank Rev. Participating VRDN Series MSTC 01 177, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	13,350	13,350
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Participating VRDN 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 8,070	$ 8,070
Indiana Health Facilities Fing. Auth. Hosp. Rev. Participating VRDN Series MACN 05 F, 3.52% (Liquidity Facility Bank of America NA) (c)(e)	5,000	5,000
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 3.53% (Liquidity Facility Societe Generale) (c)(e)	7,435	7,435
Indianapolis Local Pub. Impt. Bond Bank Participating VRDN Series TOC 06 Z7, 3.54% (Liquidity Facility Goldman Sachs Group, Inc.) (c)(e)	4,080	4,080
Plainfield Cmnty. High School Bldg. Corp. Participating VRDN Series DB 194, 3.51% (Liquidity Facility Deutsche Bank AG) (c)(e)	5,245	5,245
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 3.55%, LOC Nat'l. City Bank, Indiana, VRDN (c)	3,000	3,000
Sunman-Dearborn High School Bldg. Corp. Participating VRDN Series Putters 671, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	4,965	4,965
		83,370
Kansas - 0.1%
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series EGL 04 38, Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	4,735	4,735
Kentucky - 0.8%
Kentucky Econ. Dev. Fin. Auth. Hosp. (Highlands Reg'l. Med. Ctr. Proj.) Series 1998 A, 3.6%, LOC U.S. Bank NA, Minnesota, VRDN (c)	3,785	3,785
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Participating VRDN Series Solar 06 87, 3.52% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	8,800	8,800
Louisville Jefferson County Norton Healthcare Participating VRDN Series ROC 651 CE, 3.52% (Liquidity Facility Citibank NA) (c)(e)	10,460	10,460
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 3.61% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (c)	3,850	3,850
		26,895
Louisiana - 2.0%
Louisiana Gas & Fuel Tax Rev. Participating VRDN:
Series ROC 660, 3.52% (Liquidity Facility Citibank NA) (c)(e)	8,265	8,265
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN: - continued
Series Eagle 06 0148 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	$ 9,900	$ 9,900
Louisiana Gen. Oblig. Participating VRDN Series MT 158, 3.51% (Liquidity Facility BNP Paribas SA) (c)(e)	20,920	20,920
Louisiana Pub. Facilities Auth. Rev. Participating VRDN Series Putters 1025Z, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	7,495	7,495
West Baton Rouge Parish Indl. District #3 Rev.:
Bonds (Dow Chemical Co. Proj.) Series 91, 3.67% tender 12/14/06, CP mode	11,300	11,300
(Dow Chemical Co. Proj.) Series 1994 B, 3.75%, VRDN (c)	9,000	9,000
		66,880
Maine - 0.8%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Piper 06 A, 3.53% (Liquidity Facility Bank of New York, New York) (c)(e)	6,555	6,555
Maine Health Student Finl. Auth. Participating VRDN Series Solar 06 122, 3.52% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	7,100	7,100
Maine Hsg. Auth. Gen. Hsg. Rev. Participating VRDN Series PT 3285, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,750	3,750
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series DB 107, 3.51% (Liquidity Facility Deutsche Bank AG) (c)(e)	5,180	5,180
Series ROC RR II R 9005, 3.53% (Liquidity Facility Deutsche Postbank AG) (c)(e)	3,225	3,225
		25,810
Maryland - 1.2%
Baltimore Convention Ctr. Hotel Rev. Participating VRDN Series Putters 1251, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,115	6,115
Baltimore County Gen. Oblig. Series 1995, 3.62% 3/7/07, CP	13,150	13,150
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. Participating VRDN Series MT 160, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	660	660
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Kennedy Krieger Institute Proj.) Series D, 3.53%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,129	5,129
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
Series A, 3.6% 3/13/07, CP	$ 10,000	$ 10,000
Ocean City Rev. (Harrison Inn 58 LP Proj.) 3.71%, LOC Manufacturers & Traders Trust Co., VRDN (c)	3,135	3,135
		38,189
Massachusetts - 0.1%
Haverhill Gen. Oblig. BAN 4.5% 3/30/07	3,860	3,871
Michigan - 2.7%
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 3.53%, LOC Northern Trust Co., Chicago, VRDN (c)	4,900	4,900
Detroit City School District Participating VRDN Series Putters 388, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,475	3,475
Detroit Swr. Disp. Rev. Participating VRDN Series AAB 05 3, 3.52% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	14,420	14,420
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series PT 2587, 3.51% (Liquidity Facility Dexia Cr. Local de France) (c)(e)	3,240	3,240
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 3.53% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	3,900	3,900
Hudsonville Pub. Schools Participating VRDN Series Putters 897, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,725	5,725
Michigan Bldg. Auth. Rev.:
Participating VRDN:
Series MSTC 2006 277 Class A, 3.73% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	6,200	6,200
Series PZ 119, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,000	3,000
(Facilities Prog.) Series 2005 IIA, 3.48%, LOC DEPFA BANK PLC, VRDN (c)	6,700	6,700
Michigan Muni. Bond Auth. Rev. RAN Series B2, 4.5% 8/20/07, LOC Bank of Nova Scotia, New York Agcy.	11,900	11,977
Michigan Strategic Fund Ltd. Oblig. Rev. (Holland Home Oblig. Group Proj.) 3.52%, LOC Huntington Nat'l. Bank, Columbus, VRDN (c)	8,940	8,940
Michigan Strategic Fund Rev. (Rest Haven Christian Services Proj.) Series A, 3.51%, LOC KBC Bank NV, VRDN (c)	3,110	3,110
Saint Clair County Econ. Dev. Corp. Poll. Cont. Rev. Participating VRDN Series MS 00 282, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Waterford Econ. Dev. Corp. Ltd. Oblig. Rev. (Canterbury Health Care, Inc. Proj.) 3.53%, LOC KBC Bank NV, VRDN (c)	$ 4,400	$ 4,400
Western Townships Utils. Auth. County of Wayne Swr. Disp. Sys. Participating VRDN Series Merlots A96, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(e)	5,700	5,700
		90,687
Minnesota - 0.8%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 3.53% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	1,500	1,500
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN Series Merlots 00 ZZ, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(e)	3,795	3,795
Minnesota Gen. Oblig. Participating VRDN Series MS 01 719, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	7,300	7,300
West Minnesota Muni. Pwr. Participating VRDN 3.52% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	13,985	13,985
		26,580
Mississippi - 1.4%
Mississippi Dev. Bank Spl. Oblig.:
Participating VRDN Series Putters 667, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,875	3,875
(Magnolia Reg'l. Health Ctr. Proj.) Series A, 3.5% (Radian Asset Assurance, Inc. Insured), VRDN (c)	7,000	7,000
Mississippi Gen. Oblig.:
Participating VRDN:
Series EGL 02 6018 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	4,000	4,000
Series EGL 99 2401, 3.53% (Liquidity Facility Citibank NA) (c)(e)	3,600	3,600
Series Putters 138, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,935	7,935
3.53% (Liquidity Facility Bank of America NA), VRDN (c)	14,005	14,005
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 3.51% (MBIA Insured), VRDN (c)	6,900	6,900
		47,315
Missouri - 0.3%
Springfield Pub. Util. Rev. Participating VRDN Series ROC 7043, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	10,000	10,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Nebraska - 1.0%
Nebraska Pub. Pwr. District Rev. Participating VRDN Series EGL 04 14 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	$ 3,200	$ 3,200
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 3.53% (Liquidity Facility Citibank NA) (c)(e)	8,265	8,265
Omaha Pub. Pwr. District Participating VRDN Series Solar 06 25, 3.52% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	9,000	9,000
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series ROC 9031, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,945	7,945
		33,405
Nevada - 1.1%
Clark County Gen. Oblig. Participating VRDN:
Series AAB 01 25, 3.53% (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	19,505	19,505
Series CRVS 06 5, 3.52% (Liquidity Facility BNP Paribas SA) (c)(e)	5,235	5,235
Series ROC II R1035, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,960	2,960
Las Vegas Valley Wtr. District Participating VRDN Series Putters 1303, 3.52% (Liquidity Facility Deutsche Postbank AG) (c)(e)	3,495	3,495
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 3.51% (Liquidity Facility Societe Generale) (c)(e)	6,000	6,000
		37,195
New Jersey - 0.5%
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series PZ 111, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	190	190
Series PZ 116, 3.53% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	17,850	17,850
		18,040
New Mexico - 0.5%
Bernalillo County Gross Receipt Tax Rev. Participating VRDN Series BA 04B, 3.52% (Liquidity Facility Bank of America NA) (c)(e)	10,320	10,320
Santa Fe 3.53% (Radian Asset Assurance, Inc. Insured), VRDN (c)	6,250	6,250
		16,570
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - 0.7%
Liberty Dev. Corp. Rev. Participating VRDN 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 14,400	$ 14,400
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN Series EGL 04 27 Class A, 3.52% (Liquidity Facility Citibank NA) (c)(e)	8,485	8,485
		22,885
Non State Specific - 0.1%
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 017, 3.58% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,120	3,120
North Carolina - 1.8%
Charlotte Ctfs. of Prtn. Participating VRDN Series ROC II R4056, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,085	6,085
Forsyth County Ctfs. of Prtn. Participating VRDN Series ROC II R7010, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,015	7,015
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 06 12 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	12,000	12,000
Series EGL 7050060 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	15,600	15,600
Series MS 06 1338, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	1,700	1,700
Series MS 06 1512, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	9,415	9,415
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series MS 1287, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	7,815	7,815
		59,630
Ohio - 2.2%
Cincinnati City School District Participating VRDN Series EGL 04 34 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	6,000	6,000
Cleveland Arpt. Sys. Rev. Participating VRDN Series SGA 126, 3.51% (Liquidity Facility Societe Generale) (c)(e)	10,685	10,685
Cuyahoga Falls Gen. Oblig. BAN 4% 12/13/07 (b)	4,700	4,719
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 3.56%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,580	5,580
Montgomery County Hosp. Rev. Participating VRDN Series MT 236, 3.51% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	9,340	9,340
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 3.53%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	$ 14,465	$ 14,465
New Albany Ohio BAN 4.25% 12/13/07 (b)	2,856	2,875
Port of Greater Cincinnati Dev. Auth. Rev. (Nat'l. Underground Railroad Freedom Ctr., Inc. Proj.) Series 2003 A, 3.5%, LOC JPMorgan Chase Bank, LOC Fifth Third Bank, Cincinnati, VRDN (c)	15,400	15,400
Univ. of Cincinnati Gen. Receipts BAN Series D, 4.75% 7/6/07	5,000	5,027
		74,091
Oklahoma - 0.3%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 3.51% (AMBAC Insured), VRDN (c)	10,000	10,000
Oregon - 1.1%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN Series ROC II R7017, 3.52% (Liquidity Facility Citibank NA) (c)(e)	3,025	3,025
Oregon Homeowner Rev. Participating VRDN Series MT 229, 3.53% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	7,410	7,410
Portland Swr. Sys. Rev. Participating VRDN:
Series MS 00 386, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	10,800	10,800
Series PT 2435, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,165	4,165
Umatilla County School District #8R Hermiston Participating VRDN Series Putters 259, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,945	5,945
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	5,410	5,410
		36,755
Pennsylvania - 2.5%
Allegheny County Hosp. Dev. Auth. Rev. Participating VRDN:
Series PT 762, 3.51% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	5,520	5,520
Series Putters 1281, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,800	3,800
Allegheny County Indl. Dev. Auth. Rev. (UPMC Children's Hosp. Proj.) Series 2004 A, 3.48%, VRDN (c)	8,600	8,600
Blair County Indl. Dev. Auth. Rev. (Homewood at Martinsburg Proj.) 3.68%, LOC Manufacturers & Traders Trust Co., VRDN (c)	3,800	3,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Harrisburg Auth. Wtr. Rev. Series A, 3.53% (FGIC Insured), VRDN (c)	$ 11,200	$ 11,200
Luzerne County Indl. Dev. Auth. Rev. (United Methodist Homes Proj.) 3.53%, LOC Bank of New York, New York, VRDN (c)	4,700	4,700
Pennsylvania Gen. Oblig. Participating VRDN Series Putters 1382, 3.54% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,620	3,620
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Participating VRDN:
Series Merlots 05 D6, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(e)	4,370	4,370
Series MS 00 1412, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	3,735	3,735
(King's College Proj.) Series 2002 J3, 3.5%, LOC PNC Bank NA, Pittsburgh, VRDN (c)	4,700	4,700
Pennsylvania Tpk. Commission Tpk. Rev. Series 2002 A1, 3.5% (Liquidity Facility WestLB AG), VRDN (c)	5,100	5,100
Philadelphia Gas Works Rev. Participating VRDN Series MS 06 1312, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	5,400	5,400
Southcentral Pennsylvania Gen. Auth. Rev. (Hanover Lutheran Village Proj.) 3.68%, LOC Manufacturers & Traders Trust Co., VRDN (c)	5,300	5,300
Temple Univ. of the Commonwealth Sys. of Higher Ed. RAN 5% 4/26/07	12,150	12,212
		82,057
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Participating VRDN Series ROC II R 636CE, 3.5% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,000	6,000
Rhode Island - 0.2%
Narragansett Bay Commission Wastewtr. Sys. Rev. Participating VRDN Series LB 05 K7, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	2,200	2,200
Rhode Island Health & Edl. Bldg. Corp. Rev. Participating VRDN Series PT 2253, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,730	3,730
		5,930
South Carolina - 2.4%
Chesterfield County School District Participating VRDN Series PT 02 1453, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,405	6,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Greenville County School District Installment Purp. Rev. Participating VRDN:
Series MS 06 1365, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	$ 2,605	$ 2,605
Series PA 1367, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,000	10,000
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series A, 3.75%, VRDN (c)	3,700	3,700
Piedmont Muni. Pwr. Agcy. Elec. Rev. Participating VRDN Series MSTC 257, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	7,795	7,795
South Carolina Pub. Svc. Auth. Rev.:
Participating VRDN Series Stars 158, 3.51% (Liquidity Facility BNP Paribas SA) (c)(e)	3,000	3,000
3.6% 3/13/07, CP	9,545	9,545
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN:
Series PT 2305, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,795	7,795
Series PT 2306, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,280	10,280
Series Putters 316, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	2,465	2,465
Series Putters 590, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	2,635	2,635
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 3.72% tender 1/3/07, CP mode	5,700	5,700
		78,475
South Dakota - 0.2%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,160	6,160
Tennessee - 2.5%
Chattanooga Health Ed. & Hsg. Facility Board Rev. (Catholic Health Initiatives Proj.) Series C, 3.5%, VRDN (c)	39,100	39,100
Memphis Elec. Sys. Rev. Bonds Series A, 5% 12/1/07 (FSA Insured)	7,500	7,606
Metropolitan Govt. Nashville & Davidson County District Energy Sys. Rev. Participating VRDN Series ROC II R2072, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,095	2,095
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 3.53% (Liquidity Facility Citibank NA) (c)(e)	$ 10,640	$ 10,640
Series 2004 B, 3.5% (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (c)	9,650	9,650
Shelby County Health Edl. & Hsg. Facilities Board Rev.:
(Saint Benedict Auburndale School Proj.) 3.5%, LOC AmSouth Bank NA, Birmingham, VRDN (c)	4,900	4,900
(Saint Mary's Episcopal School Proj.) 3.5%, LOC First Tennessee Bank NA, Memphis, VRDN (c)	6,080	6,080
Sullivan County Health, Edl. & Hosp. Board Hosp. Rev. Participating VRDN Series LB 06 F6, 3.61% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	3,300	3,300
		83,371
Texas - 21.2%
Arlington Spl. Oblig. Series B, 3.5% (MBIA Insured), VRDN (c)	17,400	17,400
Austin Cmnty. College District Rev. Participating VRDN Series ROC II R2190, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,830	5,830
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 3.53% (Liquidity Facility Societe Generale) (c)(e)	9,680	9,680
Austin Util. Sys. Rev. Participating VRDN Series BA 98 V, 3.56% (Liquidity Facility Bank of America NA) (c)(e)	4,250	4,250
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R7014, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,325	6,325
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Participating VRDN Series Putters 605, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,180	7,180
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN:
Series Putters 411, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,565	2,565
Series Putters 517, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	11,250	11,250
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 3.75%, VRDN (c)	8,400	8,400
Crowley Independent School District Participating VRDN Series PT 3041, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,315	12,315
Cypress-Fairbanks Independent School District:
Bonds Series B, 0% 8/1/07 (AMBAC Insured)	10,000	9,764
Participating VRDN:
Series EGL 00 4304, 3.53% (Liquidity Facility Citibank NA) (c)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Cypress-Fairbanks Independent School District: - continued
Participating VRDN:
Series PT 2512, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 3,740	$ 3,740
Series ROC II R4514, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,480	5,480
Denton County Lewisville Independent School District Participating VRDN Series Putters 701, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,970	3,970
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 3.53% (Liquidity Facility Societe Generale) (c)(e)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 3.53% (Liquidity Facility Societe Generale) (c)(e)	8,600	8,600
El Paso Gen. Oblig. Participating VRDN:
Series Putters 843, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,125	3,125
Series Solar 06 71, 3.51% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	3,500	3,500
Fort Bend County Gen. Oblig. Participating VRDN Series SGB 46, 3.52% (Liquidity Facility Societe Generale) (c)(e)	4,500	4,500
Fort Bend Independent School District Participating VRDN Series PZ 124, 3.54% (Liquidity Facility Wells Fargo & Co.) (c)(e)	10,020	10,020
Frisco Gen. Oblig. Participating VRDN Series PT 1932, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	9,495	9,495
Frisco Independent School District Participating VRDN Series Putters 476, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,000	1,000
Galena Park Independent School District Participating VRDN Series SG 154, 3.51% (Liquidity Facility Societe Generale) (c)(e)	9,900	9,900
Garland Independent School District Participating VRDN Series Putters 551, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,130	1,130
Goose Creek Consolidated Independent School District Participating VRDN Series PT 3426, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	19,975	19,975
Harris County Gen. Oblig. Participating VRDN:
Series Putters 1111Z, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,470	6,470
Series Putters 586, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	7,600	7,600
Series ROC II R1029, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,455	3,455
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 3.51% (Liquidity Facility BNP Paribas SA) (c)(e)	$ 4,995	$ 4,995
Harris County Toll Road Auth. Participating VRDN Series 280, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	4,650	4,650
Harris County-Houston Sports Auth. Spl. Rev. Participating VRDN Series PZ 65, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,015	8,015
Hays Consolidated Independent School District Participating VRDN:
Series PT 2462, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,480	3,480
Series PT 2543, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,020	4,020
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.) (c)(e)(f)	6,800	6,800
HFDC of Central Texas, Inc. (The Legacy At Willow Bend, Inc. Proj.) Series B, 3.49%, LOC BNP Paribas SA, VRDN (c)	5,000	5,000
Houston Arpt. Sys. Rev. Participating VRDN:
Series Merlots 00 A25, 3.52% (Liquidity Facility Bank of New York, New York) (c)(e)	12,475	12,475
3.53% (Liquidity Facility Citibank NA) (c)(e)	13,200	13,200
Houston Gen. Oblig.:
Participating VRDN:
Series PT 969, 3.51% (Liquidity Facility DEPFA BANK PLC) (c)(e)	12,700	12,700
Series Putters 1151, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,295	6,295
Series D, 3.61% 3/13/07 (Liquidity Facility DEPFA BANK PLC), CP	14,000	14,000
Houston Independent School District Participating VRDN Series PT 3161, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,035	8,035
Houston Occupancy Tax and Spl. Rev. Participating VRDN Series MSTC 06 254, 3.55% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	1,400	1,400
Houston Util. Sys. Rev.:
Participating VRDN:
Series DB 102, 3.51% (Liquidity Facility Deutsche Bank AG) (c)(e)	5,435	5,435
Series IXIS 05 23, 3.51% (Liquidity Facility CDC Fin.-CDC IXIS) (c)(e)	10,815	10,815
Series PT 2292, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,175	5,175
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Util. Sys. Rev.: - continued
Series A, 3.63% 2/1/07 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	$ 10,000	$ 10,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series MS 00 495, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	6,805	6,805
Series SG 120, 3.51% (Liquidity Facility Societe Generale) (c)(e)	15,890	15,890
Judson Independent School District Participating VRDN Series Putters 662, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,260	5,260
Klein Independent School District Participating VRDN Series PT 3371, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,225	3,225
Lower Colorado River Auth. Rev. Participating VRDN Series PA 590R, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	10,200	10,200
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN Series PT 1818, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,135	4,135
Mesquite Independent School District Participating VRDN Series PT 1386, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,475	8,475
Midlothian Independent School District Participating VRDN Series PT 2179, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,340	5,340
New Braunfels Gen. Oblig. Participating VRDN Series PT 2211, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,610	5,610
North East Texas Independent School District Participating VRDN Series SG 143, 3.51% (Liquidity Facility Societe Generale) (c)(e)	26,515	26,515
Northside Independent School District Participating VRDN Series PT 2329, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,570	4,570
Pearland Gen. Oblig. Participating VRDN Series PT 3079, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,940	5,940
Pflugerville Gen. Oblig. Participating VRDN Series Putters 594, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	2,910	2,910
Princeton Independent School District Participating VRDN Series SGB 02 41A, 3.52% (Liquidity Facility Societe Generale) (c)(e)	3,500	3,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Roaring Fork Muni. Prods LLC Participating VRDN Series RF 06 15, 3.55% (Liquidity Facility Bank of New York, New York) (c)(e)	$ 7,375	$ 7,375
San Antonio Elec. & Gas Sys. Rev.:
Participating VRDN:
Series Putters 777, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	6,260	6,260
Series ROC II R3011, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	7,265	7,265
Series SG 101, 3.51% (Liquidity Facility Societe Generale) (c)(e)	11,825	11,825
Series SG 107, 3.51% (Liquidity Facility Societe Generale) (c)(e)	5,160	5,160
3.56% (Liquidity Facility Bank of America NA), VRDN (c)	29,200	29,200
San Antonio Independent School District:
Bonds Series AAB 01 28, 3.53%, tender 12/7/06 (Liquidity Facility ABN-AMRO Bank NV) (c)(e)	3,900	3,900
Participating VRDN Series EGL 01 4311, 3.53% (Liquidity Facility Citibank NA) (c)(e)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Solar 06 82, 3.51% (Liquidity Facility U.S. Bank NA, Minnesota) (c)(e)	5,000	5,000
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 3.53% (Liquidity Facility Bear Stearns Companies, Inc.) (c)(e)	10,505	10,505
Series PT 1610, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,695	6,695
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(e)	3,870	3,870
Texas Gen. Oblig.:
Participating VRDN:
Series EGL 06 126, Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	14,400	14,400
Series Putters 1215, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,460	4,460
Series PZ 108, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,200	6,200
Series ROC II R378, 3.52% (Liquidity Facility Citibank NA) (c)(e)	7,680	7,680
TRAN 4.5% 8/31/07	25,000	25,170
Texas Tpk. Auth. Central Tpk. Sys. Rev. Participating VRDN Series MS 06 1408, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	10,515	10,515
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Trans. Commission State Hwy. Fund Rev. Participating VRDN:
Series EGL 06 85 Class A, 3.53% (Liquidity Facility Citibank NA) (c)(e)	$ 10,700	$ 10,700
Series Putters 1324, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,510	4,510
Series Putters 1330, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	2,415	2,415
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 3.53% (Liquidity Facility Societe Generale) (c)(e)	10,470	10,470
Trinity River Auth. Rev. Participating VRDN Series Putters 1077 B, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	3,400	3,400
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 3.51% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)	3,775	3,775
United Independent School District Participating VRDN Series PT 3123, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,210	5,210
Univ. of Texas Univ. Revs. Series 2002A, 3.6% 3/30/07 (Liquidity Facility Utmico), CP	5,000	5,000
Victoria Gen. Oblig. Participating VRDN Series Putters 1041, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	5,990	5,990
Weslaco Health Facilities Dev. Corp. Rev. Participating VRDN Series LB 04 L31J, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	14,525	14,525
Wylie Independent School District Participating VRDN Series ROC II R 3004, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,580	6,580
		704,869
Utah - 0.1%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Bonds Series F, 3.6%, tender 12/1/06 (AMBAC Insured) (c)	3,050	3,050
Vermont - 0.1%
Univ. of Vermont and State Agricultural College Participating VRDN Series MS 06 1357, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	3,390	3,390
Virginia - 1.2%
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 3.56% (Liquidity Facility Lloyds TSB Bank PLC) (c)(e)	2,800	2,800
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1987, 3.71% tender 12/8/06, CP mode	1,100	1,100
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.): - continued
Series 84:
3.77% tender 12/14/06, CP mode	$ 4,000	$ 4,000
3.88% tender 1/2/07, CP mode	1,500	1,500
3.88% tender 1/4/07, CP mode	3,700	3,700
3.9% tender 12/21/06, CP mode	4,000	4,000
Newport News Gen. Oblig. BAN 4.5% 4/11/07	5,000	5,016
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1341, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,400	6,400
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 3.52% (Liquidity Facility Morgan Stanley) (c)(e)	9,700	9,700
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series EGL 99 4601, 3.53% (Liquidity Facility Citibank NA) (c)(e)	3,000	3,000
		41,216
Washington - 7.5%
Clark County School District #37, Vancouver Participating VRDN Series PZ 55, 3.54% (Liquidity Facility BNP Paribas SA) (c)(e)	5,025	5,025
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 3.51% (Liquidity Facility Deutsche Bank AG) (c)(e)	5,455	5,455
Series EGL 06 65 Class A, 3.53% (Liquidity Facility Bayerische Landesbank (UNGTD)) (c)(e)	11,300	11,300
Series PT 615, 3.52% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (c)(e)	16,255	16,255
Series PT 778, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	2,000	2,000
Series PT 982, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	6,380	6,380
Series Putters 248, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,785	3,785
Goat Hill Properties Lease Rev. Participating VRDN Series ROC II R2173, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	2,670	2,670
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	35	35
Series PT 2248, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,560	5,560
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
King County Pub. Hosp. District #2 Participating VRDN Series ROC RR II R 6036, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	$ 3,970	$ 3,970
King County School District #145 Kent Participating VRDN Series PT 2449, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	4,520	4,520
King County School District #401 Highline Pub. Schools Participating VRDN:
Series Putters 526, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,965	1,965
Series ROC II R4561, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,250	5,250
King County Swr. Rev.:
Participating VRDN 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,555	5,555
Series 2001 A, 3.53%, LOC Landesbank Hessen-Thuringen, VRDN (c)	5,825	5,825
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 3.5%, LOC Bank of America NA, VRDN (c)	7,955	7,955
Pierce County School District #3 Puyallup Participating VRDN Series Putters 415, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,235	4,235
Port of Seattle Rev. Participating VRDN Series ROC II R7015, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	3,970	3,970
Seattle Drainage & Wastewtr. Rev. Participating VRDN Series PT 1605, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN Series SGA 03 142, 3.53% (Liquidity Facility Societe Generale) (c)(e)	5,000	5,000
Seattle Muni. Lt. & Pwr. Rev.:
Bonds Series 1990, 3.45% tender 12/1/06, LOC JPMorgan Chase Bank, CP mode	12,500	12,500
Participating VRDN:
Series PT 2476, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,210	5,210
Series ROC II R2055, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	6,580	6,580
Seattle Wtr. Sys. Rev. Participating VRDN Series ROC II R4006, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	4,940	4,940
Skagit County Pub. Hosp. District #1 Participating VRDN Series PT 2294, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	7,740	7,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Snohomish County School District #332 Granite Falls Participating VRDN Series PT 3083, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	$ 7,250	$ 7,250
Washington Gen. Oblig. Participating VRDN:
Series EGL 98 4703, 3.53% (Liquidity Facility Citibank NA) (c)(e)	9,900	9,900
Series MACN 04 D, 3.56% (Liquidity Facility Bank of America NA) (c)(e)	5,715	5,715
Series PT 1937, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	12,730	12,730
Series PT 2561. 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	5,230	5,230
Series Putters 1312, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,500	4,500
Series Putters 1359, 3.54% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,380	1,380
Series Putters 1360, 3.54% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	1,800	1,800
Series Putters 438Z, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,300	3,300
Series Putters 748, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	3,380	3,380
Series PZ 106, 3.54% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	8,375	8,375
Series ROC RR 2056, 3.52% (Liquidity Facility Citigroup, Inc.) (c)(e)	5,100	5,100
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 3.56% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (c)(e)	5,000	5,000
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Mirabella Proj.) Series A, 3.68%, LOC HSH Nordbank, VRDN (c)	16,200	16,200
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 3.55%, LOC Bank of America NA, VRDN (c)	2,080	2,080
Washington Pub. Pwr. Supply Sys. Elec. Rev. Series 3 A, 3.5% (MBIA Insured) (Bonneville Pwr. Administration Guaranteed), VRDN (c)	6,000	6,000
		248,420
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
West Virginia - 0.3%
West Virginia Gen. Oblig. Participating VRDN Series Putters 1083, 3.52% (Liquidity Facility JPMorgan Chase & Co.) (c)(e)	$ 3,300	$ 3,300
West Virginia Hosp. Fin. Auth. Rev. (Pallottine Health Svcs. Proj.) Series 2003 A1, 3.49%, LOC Fifth Third Bank, Cincinnati, VRDN (c)	5,860	5,860
		9,160
Wisconsin - 4.2%
Badger Tobacco Asset Securitization Corp. Participating VRDN Series PA 1361, 3.57% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	3,135	3,135
Milwaukee County Gen. Oblig.:
Bonds Series N1, 5% 2/15/07	14,655	14,699
RAN 4.5% 4/5/07	16,000	16,052
Univ. of Wisconsin Hosp. & Clinics Auth. Participating VRDN Series Merlots 00 RR, 3.52% (Liquidity Facility Wachovia Bank NA) (c)(e)	5,830	5,830
Wind Point (Johnson Foundation, Inc. Proj.) Series 2000, 3.53%, LOC U.S. Bank NA, Minnesota, VRDN (c)	8,005	8,005
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	15,540	15,540
Series Putters 1321, 3.52% (Liquidity Facility JPMorgan Chase Bank) (c)(e)	4,145	4,145
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN:
Series PA 970, 3.52% (Liquidity Facility Merrill Lynch & Co., Inc.) (c)(e)	2,995	2,995
Series PT 761, 3.51% (Liquidity Facility Svenska Handelsbanken AB) (c)(e)	10,385	10,385
Series PT 917, 3.52% (Liquidity Facility Landesbank Hessen-Thuringen) (c)(e)	17,500	17,500
(Aurora Health Care, Inc. Proj.) Series C, 3.46%, LOC KBC Bank NV, LOC Bank of Nova Scotia, New York Agcy., VRDN (c)	23,550	23,550
(Oakwood Village Proj.) 3.5%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	10,555	10,555
3.51%, LOC M&I Marshall & Ilsley Bank, VRDN (c)	5,995	5,995
		138,386
Municipal Securities - continued
	Shares	Value (000s)
Other - 2.5%
Fidelity Tax-Free Cash Central Fund, 3.62% (a)(d)	83,246,200	$ 83,246
TOTAL INVESTMENT PORTFOLIO - 97.3% (Cost $3,233,672)		3,233,672
NET OTHER ASSETS - 2.7%		90,055
NET ASSETS - 100%		$ 3,323,727
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TAN - TAX ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,800,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
HFDC of Central Texas, Inc. Hosp. Rev. Bonds Series Putters 1233, 3.4%, tender 2/15/07 (Liquidity Facility JPMorgan Chase & Co.)	1/20/06	$ 6,800
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 772
Income Tax Information
At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,233,672,000.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust II

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007